United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number         811-04087
                                  ------------------

Exeter Fund, Inc.
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York                          14450
-------------------------------------------------------------------------------
(Address of principal executive offices)                            (zip code)

B. Reuben Auspitz              290 Woodcliff Drive, Fairport, New York 14450
-------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 585-325-6880
                                                   -------------

Date of fiscal year end: October 31, 2005
                        -----------------

Date of reporting period: July 31, 2005
                         --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1: Schedule of Investments





INVESTMENT PORTFOLIO - JULY 31, 2005 (UNAUDITED)

                                                               SHARES/
EQUITY SERIES                                             PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------  -----------------  -----------

COMMON STOCKS - 90.4%
CONSUMER DISCRETIONARY - 14.0%
DIVERSIFIED CONSUMER SERVICES - 2.0%
Career Education Corp.*                                               1,275  $   49,457
                                                                             -----------

HOTELS, RESTAURANTS & LEISURE - 3.5%
Carnival Corp.                                                        1,025      53,710
International Game Technology                                         1,300      35,568
                                                                             -----------
                                                                                 89,278
                                                                             -----------

MEDIA - 6.4%
The E.W. Scripps Co. - Class A                                          850      42,950
Gannett Co., Inc.                                                       550      40,128
Time Warner, Inc.*                                                    4,600      78,292
                                                                             -----------
                                                                                161,370
                                                                             -----------

SPECIALTY RETAIL - 2.1%
Office Depot, Inc.*                                                   1,850      52,503
                                                                             -----------

TOTAL CONSUMER DISCRETIONARY                                                    352,608
                                                                             -----------

CONSUMER STAPLES - 8.1%
BEVERAGES - 1.4%
The Coca-Cola Co.                                                       825      36,102
                                                                             -----------

FOOD & STAPLES RETAILING - 1.8%
Wal-Mart Stores, Inc.                                                   900      44,415
                                                                             -----------

FOOD PRODUCTS - 1.1%
The Hain Celestial Group, Inc.*                                       1,375      27,266
                                                                             -----------

HOUSEHOLD PRODUCTS - 1.2%
The Procter & Gamble Co.                                                550      30,596
                                                                             -----------

PERSONAL PRODUCTS - 2.6%
The Estee Lauder Companies, Inc. - Class A                            1,675      65,560
                                                                             -----------

TOTAL CONSUMER STAPLES                                                          203,939
                                                                             -----------

ENERGY - 19.2%
ENERGY EQUIPMENT & SERVICES - 17.6%
Baker Hughes, Inc.                                                    1,550      87,637
Cooper Cameron Corp.*                                                   875      62,107
National-Oilwell Varco, Inc.*                                           858      44,916
Schlumberger Ltd.                                                     1,250     104,675
Transocean, Inc.*                                                     1,225      69,127
Weatherford International Ltd.*                                       1,175      74,354
                                                                             -----------
                                                                                442,816
                                                                             -----------

OIL, GAS & CONSUMABLE FUELS - 1.6%
Amerada Hess Corp.                                                      350      41,251
                                                                             -----------

TOTAL ENERGY                                                                    484,067
                                                                             -----------

FINANCIALS - 9.2%
CAPITAL MARKETS - 4.3%
The Bank of New York Co., Inc.                                        2,150      66,177
SEI Investments Co.                                                   1,125      43,492
                                                                             -----------
                                                                                109,669
                                                                             -----------

COMMERCIAL BANKS - 4.9%
PNC Financial Services Group, Inc.                                      725      39,745
U.S. Bancorp                                                          1,450      43,587
Wachovia Corp.                                                          775      39,045
                                                                             -----------
                                                                                122,377
                                                                             -----------

TOTAL FINANCIALS                                                                232,046
                                                                             -----------

HEALTH CARE - 10.0%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
PerkinElmer, Inc.                                                     1,925      40,386
                                                                             -----------

HEALTH CARE PROVIDERS & SERVICES - 5.3%
AMN Healthcare Services, Inc.*                                        2,075      35,088
WebMD Corp.*                                                          9,250      98,143
                                                                             -----------
                                                                                133,231
                                                                             -----------

PHARMACEUTICALS - 3.1%
Pfizer, Inc.                                                          1,375      36,438
Schering-Plough Corp.                                                 2,025      42,161
                                                                             -----------
                                                                                 78,599
                                                                             -----------

TOTAL HEALTH CARE                                                               252,216
                                                                             -----------

INDUSTRIALS - 9.1%
AIR FREIGHT & LOGISTICS - 2.5%
United Parcel Service, Inc. - Class B                                   875      63,849
                                                                             -----------

AIRLINES - 1.5%
Southwest Airlines Co.                                                2,725      38,668
                                                                             -----------

COMMERCIAL SERVICES & SUPPLIES - 1.5%
The Dun & Bradstreet Corp.*                                             575      36,415
                                                                             -----------

MACHINERY - 2.0%
AGCO Corp.*                                                           2,450      50,690
                                                                             -----------

ROAD & RAIL - 1.6%
CSX Corp.                                                               900      40,986
                                                                             -----------

TOTAL INDUSTRIALS                                                               230,608
                                                                             -----------

INFORMATION TECHNOLOGY - 12.9%
COMMUNICATIONS EQUIPMENT - 4.9%
Avaya, Inc.*                                                          5,325      55,007
Cisco Systems, Inc.*                                                  3,600      68,940
                                                                             -----------
                                                                                123,947
                                                                             -----------

COMPUTERS & PERIPHERALS - 1.6%
International Business Machines (IBM) Corp.                             500      41,730
                                                                             -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
Solectron Corp.*                                                      8,875      34,080
                                                                             -----------

IT SERVICES - 2.4%
First Data Corp.                                                      1,450      59,653
                                                                             -----------

SOFTWARE - 2.7%
Symantec Corp.*                                                       1,950      42,841
Synopsys, Inc.*                                                       1,325      24,526
                                                                             -----------
                                                                                 67,367
                                                                             -----------

TOTAL INFORMATION TECHNOLOGY                                                    326,777
                                                                             -----------

MATERIALS - 4.8%
CHEMICALS - 4.8%
Engelhard Corp.                                                       2,150      61,684
Minerals Technologies, Inc.                                             975      60,684
                                                                             -----------
TOTAL MATERIALS                                                                 122,368
                                                                             -----------

UTILITIES - 3.1%
ELECTRIC UTILITIES - 3.1%
Allegheny Energy, Inc.*                                               2,725      77,663
                                                                             -----------

TOTAL COMMON STOCKS
(Identified Cost $1,869,973)                                                  2,282,292
                                                                             -----------

SHORT-TERM INVESTMENTS - 10.2%
Dreyfus Treasury Cash Management - Institutional Shares              97,154      97,154
U.S. Treasury Bill, 8/11/2005                             $         110,000     109,907
U.S. Treasury Bill, 9/15/2005                                        50,000      49,802
                                                                             -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $256,869)                                                      256,863
                                                                             -----------

TOTAL INVESTMENTS - 100.6%
(Identified Cost $2,126,842)                                                  2,539,155

LIABILITIES, LESS OTHER ASSETS - (0.6%)                                         (14,450)
                                                                             -----------

NET ASSETS - 100%                                                            $2,524,705
                                                                             ===========




*Non-income producing security


FEDERAL TAX INFORMATION:

On July 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $2,125,142

Unrealized appreciation               $  425,045
Unrealized depreciation                  (11,032)
                                      -----------

Net unrealized appreciation           $  414,013
                                      ===========




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JULY 31, 2005 (UNAUDITED)

                                                                     SHARES/
TAX MANAGED SERIES                                               PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------  ----------------  ----------

COMMON STOCKS - 92.6%
CONSUMER DISCRETIONARY - 18.2%
DIVERSIFIED CONSUMER SERVICES - 4.0%
Career Education Corp.*                                                     2,200  $   85,338
Weight Watchers International, Inc.*                                        3,325     188,926
                                                                                   ----------
                                                                                      274,264
                                                                                   ----------

HOTELS, RESTAURANTS & LEISURE - 2.5%
Carnival Corp.                                                              1,850      96,940
International Game Technology                                               2,650      72,504
                                                                                   ----------
                                                                                      169,444
                                                                                   ----------

MEDIA - 10.2%
Cablevision Systems Corp. - Class A                                         5,175     160,270
The E.W. Scripps Co. - Class A                                              2,225     112,429
Gannett Co., Inc.                                                           1,125      82,080
Pearson plc (United Kingdom)                                                9,900     118,549
Time Warner, Inc.*                                                         13,350     227,217
                                                                                   ----------
                                                                                      700,545
                                                                                   ----------

SPECIALTY RETAIL - 1.5%
Office Depot, Inc.*                                                         3,525     100,040
                                                                                   ----------

TOTAL CONSUMER DISCRETIONARY                                                        1,244,293
                                                                                   ----------

CONSUMER STAPLES - 13.2%
BEVERAGES - 1.3%
The Coca-Cola Co.                                                           2,025      88,614
                                                                                   ----------

FOOD & STAPLES RETAILING - 2.4%
Carrefour S.A. (France)                                                     1,675      79,089
Wal-Mart Stores, Inc.                                                       1,675      82,661
                                                                                   ----------
                                                                                      161,750
                                                                                   ----------

FOOD PRODUCTS - 8.1%
Nestle S.A. (Switzerland)                                                   1,175     322,411
Unilever plc - ADR (United Kingdom)                                         5,850     228,325
                                                                                   ----------
                                                                                      550,736
                                                                                   ----------

PERSONAL PRODUCTS - 1.4%
The Estee Lauder Companies, Inc. - Class A                                  2,525      98,829
                                                                                   ----------

TOTAL CONSUMER STAPLES                                                                899,929
                                                                                   ----------

ENERGY - 7.7%
ENERGY EQUIPMENT & SERVICES - 5.3%
Baker Hughes, Inc.                                                            725      40,991
Cooper Cameron Corp.*                                                         825      58,559
National-Oilwell Varco, Inc.*                                               1,179      61,721
Schlumberger Ltd.                                                           1,425     119,330
Transocean, Inc.*                                                             700      39,501
Weatherford International Ltd.*                                               650      41,132
                                                                                   ----------
                                                                                      361,234
                                                                                   ----------

OIL, GAS & CONSUMABLE FUELS - 2.4%
Amerada Hess Corp.                                                          1,425     167,950
                                                                                   ----------

TOTAL ENERGY                                                                          529,184
                                                                                   ----------

FINANCIALS - 7.9%
CAPITAL MARKETS - 4.0%
The Bank of New York Co., Inc.                                              4,675     143,896
SEI Investments Co.                                                         3,425     132,411
                                                                                   ----------
                                                                                      276,307
                                                                                   ----------

COMMERCIAL BANKS - 3.9%
PNC Financial Services Group, Inc.                                          1,550      84,971
U.S. Bancorp                                                                2,950      88,677
Wachovia Corp.                                                              1,775      89,425
                                                                                   ----------
                                                                                      263,073
                                                                                   ----------

TOTAL FINANCIALS                                                                      539,380
                                                                                   ----------

HEALTH CARE - 12.8%
BIOTECHNOLOGY - 1.2%
Millennium Pharmaceuticals, Inc.*                                           8,025      82,898
                                                                                   ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
PerkinElmer, Inc.                                                           4,025      84,445
                                                                                   ----------

HEALTH CARE PROVIDERS & SERVICES - 3.2%
WebMD Corp.*                                                               20,775     220,423
                                                                                   ----------

PHARMACEUTICALS - 7.2%
GlaxoSmithKline plc - ADR (United Kingdom)                                  3,400     161,296
Novartis AG - ADR (Switzerland)                                             3,350     163,179
Pfizer, Inc.                                                                2,950      78,175
Schering-Plough Corp.                                                       4,125      85,883
                                                                                   ----------
                                                                                      488,533
                                                                                   ----------

TOTAL HEALTH CARE                                                                     876,299
                                                                                   ----------

INDUSTRIALS - 9.4%
AEROSPACE & DEFENSE - 1.2%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)             2,600      84,084
                                                                                   ----------

AIR FREIGHT & LOGISTICS - 1.1%
United Parcel Service, Inc. - Class B                                       1,075      78,443
                                                                                   ----------

AIRLINES - 1.6%
Southwest Airlines Co.                                                      7,475     106,070
                                                                                   ----------

COMMERCIAL SERVICES & SUPPLIES - 1.3%
The Dun & Bradstreet Corp.*                                                 1,400      88,662
                                                                                   ----------

ELECTRICAL EQUIPMENT - 0.9%
Gamesa Corporacion Tecnologica S.A. (Spain)                                 4,925      64,854
                                                                                   ----------

MACHINERY - 1.4%
AGCO Corp.*                                                                 4,550      94,139
                                                                                   ----------

ROAD & RAIL - 1.9%
CSX Corp.                                                                   2,825     128,651
                                                                                   ----------

TOTAL INDUSTRIALS                                                                     644,903
                                                                                   ----------

INFORMATION TECHNOLOGY - 10.4%
COMMUNICATIONS EQUIPMENT - 3.4%
Avaya, Inc.*                                                                5,125      52,941
Cisco Systems, Inc.*                                                        9,300     178,095
                                                                                   ----------
                                                                                      231,036
                                                                                   ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Solectron Corp.*                                                           18,525      71,136
                                                                                   ----------

IT SERVICES - 1.6%
First Data Corp.                                                            2,700     111,078
                                                                                   ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Texas Instruments, Inc.                                                     4,000     127,040
                                                                                   ----------

SOFTWARE - 2.5%
McAfee, Inc.*                                                               1,125      35,325
Symantec Corp.*                                                             4,225      92,823
Synopsys, Inc.*                                                             2,200      40,722
                                                                                   ----------
                                                                                      168,870
                                                                                   ----------

TOTAL INFORMATION TECHNOLOGY                                                          709,160
                                                                                   ----------

MATERIALS - 6.5%
CHEMICALS - 5.1%
Engelhard Corp.                                                             5,525     158,512
Lonza Group AG (Switzerland)                                                1,475      81,461
Minerals Technologies, Inc.                                                 1,800     112,032
                                                                                   ----------
                                                                                      352,005
                                                                                   ----------

PAPER & FOREST PRODUCTS - 1.4%
Aracruz Celulose S.A. - ADR (Brazil)                                        2,500      93,025
                                                                                   ----------

TOTAL MATERIALS                                                                       445,030
                                                                                   ----------

TELECOMMUNICATION SERVICES - 3.5%
WIRELESS TELECOMMUNICATION SERVICES - 3.5%
Vodafone Group plc - ADR (United Kingdom)                                   9,325     240,865
                                                                                   ----------

UTILITIES - 3.0%
ELECTRIC UTILITIES - 3.0%
Allegheny Energy, Inc.*                                                     6,750     192,375
American Electric Power Co., Inc.                                             400      15,480
                                                                                   ----------
TOTAL UTILITIES                                                                       207,855
                                                                                   ----------

TOTAL COMMON STOCKS
(Identified Cost $5,284,570)                                                        6,336,898
                                                                                   ----------

SHORT-TERM INVESTMENTS - 2.3%
Dreyfus Treasury Cash Management - Institutional Shares                    56,262      56,262
U.S. Treasury Bill, 8/11/2005                                            $100,000      99,920
                                                                                   ----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $156,182)                                                            156,182
                                                                                   ----------

TOTAL INVESTMENTS - 94.9%
(Identified Cost $5,440,752)                                                        6,493,080

OTHER ASSETS, LESS LIABILITIES - 5.1%                                                 352,085
                                                                                   ----------

NET ASSETS - 100%                                                                  $6,845,165
                                                                                   ==========




*Non-income producing security
ADR - American Depository Receipt


FEDERAL TAX INFORMATION:

On July 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $5,443,320

Unrealized appreciation               $1,072,514
Unrealized depreciation                  (22,754)
                                      -----------

Net unrealized appreciation           $1,049,760
                                      ===========




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JULY 31, 2005 (UNAUDITED)

                                                                      SHARES/
OVERSEAS SERIES                                                  PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------  -----------------  -----------

COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 18.2%
HOTELS, RESTAURANTS & LEISURE - 3.6%
Club Mediterranee S.A.* (France)                                             1,125  $   53,720
                                                                                    -----------

HOUSEHOLD DURABLES - 2.9%
Sony Corp. - ADR (Japan)                                                     1,300      42,263
                                                                                    -----------

MEDIA - 7.6%
News Corp. - Class A                                                         1,600      26,208
Pearson plc (United Kingdom)                                                 2,400      28,739
Reed Elsevier plc - ADR (United Kingdom)                                       850      31,365
VNU N.V. (Netherlands)                                                         953      27,341
                                                                                    -----------
                                                                                       113,653
                                                                                    -----------

SPECIALTY RETAIL - 4.1%
Douglas Holding AG (Germany)                                                   825      31,772
Kingfisher plc (United Kingdom)                                              6,450      29,233
                                                                                    -----------
                                                                                        61,005
                                                                                    -----------
TOTAL CONSUMER DISCRETIONARY                                                           270,641
                                                                                    -----------

CONSUMER STAPLES - 23.8%
FOOD & STAPLES RETAILING - 2.9%
Carrefour S.A. (France)                                                        900      42,495
                                                                                    -----------

FOOD PRODUCTS - 9.1%
Cadbury Schweppes plc (United Kingdom)                                       2,700      26,017
Nestle S.A. (Switzerland)                                                      210      57,622
Unilever plc - ADR (United Kingdom)                                          1,350      52,691
                                                                                    -----------
                                                                                       136,330
                                                                                    -----------

HOUSEHOLD PRODUCTS - 6.7%
Henkel KGaA (Germany)                                                          325      30,510
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)                         3,850      69,611
                                                                                    -----------
                                                                                       100,121
                                                                                    -----------

PERSONAL PRODUCTS - 5.1%
Clarins S.A. (France)                                                          749      48,271
Shiseido Co. Ltd. (Japan)                                                    2,000      27,260
                                                                                    -----------
                                                                                        75,531
                                                                                    -----------
TOTAL CONSUMER STAPLES                                                                 354,477
                                                                                    -----------

ENERGY - 12.4%
ENERGY EQUIPMENT & SERVICES - 10.8%
Abbot Group plc (United Kingdom)                                            10,475      47,337
Compagnie Generale de Geophysique S.A. (CGG)* (France)                         450      42,561
Smedvig ASA - Class A (Norway)                                               2,900      70,829
                                                                                    -----------
                                                                                       160,727
                                                                                    -----------

OIL, GAS & CONSUMABLE FUELS - 1.6%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)                            525      24,003
                                                                                    -----------
TOTAL ENERGY                                                                           184,730
                                                                                    -----------

HEALTH CARE - 10.0%
PHARMACEUTICALS - 10.0%
GlaxoSmithKline plc (United Kingdom)                                         1,525      35,960
Novartis AG - ADR (Switzerland)                                              1,475      71,847
Schering AG (Germany)                                                          650      40,945
                                                                                    -----------
TOTAL HEALTH CARE                                                                      148,752
                                                                                    -----------

INDUSTRIALS - 13.6%
AEROSPACE & DEFENSE - 2.5%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)              1,150      37,191
                                                                                    -----------

COMMERCIAL SERVICES & SUPPLIES - 7.2%
Aggreko plc (United Kingdom)                                                 4,325      15,704
BWT AG (Austria)                                                               250      10,216
Quebecor World, Inc. (Canada)                                                1,475      28,025
Tomra Systems ASA (Norway)                                                   9,750      52,885
                                                                                    -----------
                                                                                       106,830
                                                                                    -----------

CONSTRUCTION & ENGINEERING - 2.6%
Koninklijke Boskalis Westminster N.V. (Netherlands)                            961      38,454
                                                                                    -----------

ELECTRICAL EQUIPMENT - 1.3%
Gamesa Corporacion Tecnologica S.A. (Spain)                                  1,550      20,411
                                                                                    -----------
TOTAL INDUSTRIALS                                                                      202,886
                                                                                    -----------

INFORMATION TECHNOLOGY - 6.2%
COMMUNICATIONS EQUIPMENT - 2.1%
Nokia Oyj - ADR (Finland)                                                    2,000      31,900
                                                                                    -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)                   3,464      29,756
                                                                                    -----------

SOFTWARE - 2.1%
Amdocs Ltd.* (Guernsey)                                                      1,025      30,432
                                                                                    -----------
TOTAL INFORMATION TECHNOLOGY                                                            92,088
                                                                                    -----------

MATERIALS - 7.8%
CHEMICALS - 4.8%
Lonza Group AG (Switzerland)                                                 1,300      71,796
                                                                                    -----------

PAPER & FOREST PRODUCTS - 3.0%
Aracruz Celulose S.A. - ADR (Brazil)                                           425      15,814
Sappi Ltd. - ADR (South Africa)                                              2,800      29,540
                                                                                    -----------
                                                                                        45,354
                                                                                    -----------
TOTAL MATERIALS                                                                        117,150
                                                                                    -----------

TELECOMMUNICATION SERVICES - 2.4%
WIRELESS TELECOMMUNICATION SERVICES - 2.4%
Vodafone Group plc - ADR (United Kingdom)                                    1,400      36,162
                                                                                    -----------

TOTAL COMMON STOCKS
(Identified Cost $1,137,546)                                                         1,406,886
                                                                                    -----------

SHORT-TERM INVESTMENTS - 8.2%
Dreyfus Treasury Cash Management - Institutional Shares                     72,180      72,180
U.S. Treasury Bill, 8/11/2005                                    $          50,000      49,961
                                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $122,141)                                                             122,141
                                                                                    -----------

TOTAL INVESTMENTS - 102.6%
(Identified Cost $1,259,687)                                                         1,529,027

LIABILITIES, LESS OTHER ASSETS - (2.6%)                                                (39,381)
                                                                                    -----------

NET ASSETS - 100%                                                                   $1,489,646
                                                                                    ===========




*Non-income producing security
ADR - American Depository Receipt


The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 20.3%; Switzerland - 13.5%; France - 12.5%.


FEDERAL TAX INFORMATION:

On July 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $1,280,647

Unrealized appreciation               $  252,780
Unrealized depreciation                   (4,400)
                                      -----------

Net unrealized appreciation           $  248,380
                                      ===========




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JULY 31, 2005 (UNAUDITED)

                                                                                           SHARES/
PRO-BLENDR CONSERVATIVE TERM SERIES                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------  -----------------  -----------

COMMON STOCKS - 24.55%
CONSUMER DISCRETIONARY - 3.79%
AUTO COMPONENTS - 0.01%
Azure Dynamics Corp.* (Canada)                                                                    4,750  $     3,843
                                                                                                         -----------

AUTOMOBILES - 0.01%
Bayerische Motoren Werke AG (BMW) (Germany)                                                          75        3,520
                                                                                                         -----------

DIVERSIFIED CONSUMER SERVICES - 0.04%
Career Education Corp.*                                                                             175        6,788
Corinthian Colleges, Inc.                                                                           625        8,581
                                                                                                         -----------
                                                                                                              15,369
                                                                                                         -----------

HOTELS, RESTAURANTS & LEISURE - 0.75%
Carnival Corp.                                                                                    2,725      142,790
Club Mediterranee S.A.* (France)                                                                    400       19,100
International Game Technology                                                                     5,775      158,004
                                                                                                         -----------
                                                                                                             319,894
                                                                                                         -----------

HOUSEHOLD DURABLES - 0.04%
Interface, Inc. - Class A*                                                                          875        8,934
Sony Corp. - ADR (Japan)                                                                            275        8,940
                                                                                                         -----------
                                                                                                              17,874
                                                                                                         -----------

INTERNET & CATALOG RETAIL - 0.01%
IAC/InterActiveCorp*                                                                                175        4,672
                                                                                                         -----------

LEISURE EQUIPMENT & PRODUCTS - 0.28%
Hasbro, Inc.                                                                                        175        3,839
Marvel Enterprises, Inc.*                                                                         5,600      108,584
Sega Sammy Holdings, Inc. (Japan)                                                                   100        6,183
                                                                                                         -----------
                                                                                                             118,606
                                                                                                         -----------

MEDIA - 2.02%
Acme Communications, Inc.*                                                                          550        2,338
Belo Corp. - Class A                                                                                175        4,179
The E.W. Scripps Co. - Class A                                                                    3,175      160,433
Gannett Co., Inc.                                                                                 2,300      167,808
Harris Interactive, Inc.*                                                                         2,100        8,463
Impresa S.A. (SGPS)* (Portugal)                                                                     500        3,244
The McGraw-Hill Companies, Inc.                                                                      75        3,451
Media Capital S.A. (SGPS)* (Portugal)                                                               550        4,442
News Corp. - Class A                                                                                300        4,914
Pearson plc (United Kingdom)                                                                     10,175      121,842
PT Multimedia S.A. (SGPS) (Portugal)                                                                250        2,525
Reed Elsevier plc - ADR (United Kingdom)                                                            175        6,457
Time Warner, Inc.*                                                                               20,700      352,314
VNU N.V. (Netherlands)                                                                              400       11,476
Wolters Kluwer N.V. (Netherlands)                                                                   350        6,807
                                                                                                         -----------
                                                                                                             860,693
                                                                                                         -----------

SPECIALTY RETAIL - 0.62%
Build-A-Bear-Workshop, Inc.*                                                                        225        5,400
Douglas Holding AG (Germany)                                                                        500       19,255
Kingfisher plc (United Kingdom)                                                                   2,250       10,198
KOMERI Co. Ltd. (Japan)                                                                             100        3,007
Office Depot, Inc.*                                                                               7,900      224,202
                                                                                                         -----------
                                                                                                             262,062
                                                                                                         -----------

TEXTILES, APPAREL & LUXURY GOODS - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)                                                     50        4,156
                                                                                                         -----------

TOTAL CONSUMER DISCRETIONARY                                                                               1,610,689
                                                                                                         -----------

CONSUMER STAPLES - 3.50%
BEVERAGES - 0.37%
The Coca-Cola Co.                                                                                 3,525      154,254
Diageo plc (United Kingdom)                                                                         125        1,728
Scottish & Newcastle plc (United Kingdom)                                                           225        1,813
                                                                                                         -----------
                                                                                                             157,795
                                                                                                         -----------

FOOD & STAPLES RETAILING - 0.50%
Carrefour S.A. (France)                                                                           4,250      200,673
Metro AG (Germany)                                                                                  100        5,035
Pathmark Stores, Inc.*                                                                              700        7,798
Tesco plc (United Kingdom)                                                                          350        2,003
                                                                                                         -----------
                                                                                                             215,509
                                                                                                         -----------

FOOD PRODUCTS - 2.08%
Cadbury Schweppes plc (United Kingdom)                                                              675        6,504
Groupe Danone (France)                                                                               50        4,947
The Hain Celestial Group, Inc.*                                                                     125        2,479
Nestle S.A. (Switzerland)                                                                         1,425      391,009
Suedzucker AG (Germany)                                                                             150        3,147
Unilever plc - ADR (United Kingdom)                                                              12,189      475,737
                                                                                                         -----------
                                                                                                             883,823
                                                                                                         -----------

HOUSEHOLD PRODUCTS - 0.08%
Henkel KGaA (Germany)                                                                               100        9,388
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)                                              1,200       21,697
Reckitt Benckiser plc (United Kingdom)                                                               75        2,255
                                                                                                         -----------
                                                                                                              33,340
                                                                                                         -----------

PERSONAL PRODUCTS - 0.47%
Clarins S.A. (France)                                                                               315       20,301
The Estee Lauder Companies, Inc. - Class A                                                        4,225      165,366
Shiseido Co. Ltd. (Japan)                                                                         1,000       13,630
                                                                                                         -----------
                                                                                                             199,297
                                                                                                         -----------

TOTAL CONSUMER STAPLES                                                                                     1,489,764
                                                                                                         -----------

ENERGY - 2.57%
ENERGY EQUIPMENT & SERVICES - 1.85%
Abbot Group plc (United Kingdom)                                                                  2,800       12,653
Atwood Oceanics, Inc.*                                                                               75        5,113
Baker Hughes, Inc.                                                                                1,500       84,810
Compagnie Generale de Geophysique S.A. (CGG)* (France)                                              125       11,822
Cooper Cameron Corp.*                                                                             1,375       97,597
Helmerich & Payne, Inc.                                                                             175        9,996
National-Oilwell Varco, Inc.*                                                                     2,416      126,478
Pride International, Inc.*                                                                          600       15,612
Schlumberger Ltd.                                                                                 2,925      244,940
Smedvig ASA - Class A (Norway)                                                                      475       11,601
Transocean, Inc.*                                                                                 1,450       81,824
Weatherford International Ltd.*                                                                   1,350       85,428
                                                                                                         -----------
                                                                                                             787,874
                                                                                                         -----------

OIL, GAS & CONSUMABLE FUELS - 0.72%
Amerada Hess Corp.                                                                                2,175      256,345
BP plc (United Kingdom)                                                                             175        1,937
Eni S.p.A. (Italy)                                                                                  650       18,467
Forest Oil Corp.*                                                                                   250       11,190
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)                                                 175        8,001
Royal Dutch Shell plc - Class B (United Kingdom)                                                     71        2,255
Total S.A. (France)                                                                                  25        6,275
                                                                                                         -----------
                                                                                                             304,470
                                                                                                         -----------

TOTAL ENERGY                                                                                               1,092,344
                                                                                                         -----------

FINANCIALS - 2.42%
CAPITAL MARKETS - 0.90%
The Bank of New York Co., Inc.                                                                    5,300      163,134
The Charles Schwab Corp.                                                                            300        4,110
Deutsche Bank AG (Germany)                                                                          175       15,183
Franklin Resources, Inc.                                                                             50        4,041
Janus Capital Group, Inc.                                                                           325        4,881
Mellon Financial Corp.1                                                                              50        1,523
Merrill Lynch & Co., Inc.                                                                           100        5,878
Piper Jaffray Companies, Inc.*                                                                       50        1,721
SEI Investments Co.                                                                               4,550      175,903
State Street Corp.                                                                                   75        3,731
T. Rowe Price Group, Inc.                                                                            50        3,318
                                                                                                         -----------
                                                                                                             383,423
                                                                                                         -----------

COMMERCIAL BANKS - 1.37%
Banca Intesa S.p.A. (Italy)                                                                       1,075        5,227
Banco BPI S.A. (Portugal)                                                                           800        3,201
Bank of America Corp.*                                                                              150        6,540
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)                                           500       13,120
BNP Paribas S.A. (France)                                                                            50        3,616
Commerzbank AG (Germany)                                                                            500       11,180
KeyCorp.                                                                                            100        3,424
M&T Bank Corp.                                                                                       25        2,713
Marshall & Ilsley Corp.                                                                             100        4,592
Metropolitan Bank & Trust Co. (Philippines)                                                       5,500        2,745
North Fork Bancorp., Inc.                                                                           175        4,793
PNC Financial Services Group, Inc.                                                                3,050      167,201
Societe Generale (France)                                                                            25        2,736
U.S. Bancorp                                                                                      5,550      166,833
UniCredito Italiano S.p.A. (Italy)                                                                  875        4,637
Wachovia Corp.                                                                                    3,400      171,292
Wells Fargo & Co.                                                                                    25        1,533
Zions Bancorp.                                                                                       75        5,361
                                                                                                         -----------
                                                                                                             580,744
                                                                                                         -----------

CONSUMER FINANCE - 0.01%
Capital One Financial Corp.                                                                          25        2,063
MoneyGram International, Inc.                                                                        75        1,578
                                                                                                         -----------
                                                                                                               3,641
                                                                                                         -----------

DIVERSIFIED FINANCIAL SERVICES - 0.05%
Citigroup, Inc.                                                                                     175        7,612
ING Groep N.V. (Netherlands)                                                                        225        6,815
JPMorgan Chase & Co.                                                                                150        5,271
Moody's Corp.                                                                                        25        1,183
Principal Financial Group, Inc.                                                                      50        2,198
                                                                                                         -----------
                                                                                                              23,079
                                                                                                         -----------

INSURANCE - 0.08%
Allianz AG (Germany)                                                                                 50        6,351
Ambac Financial Group, Inc.                                                                          25        1,796
American International Group, Inc.*                                                                 150        9,030
Assicurazioni Generali S.p.A. (Italy)                                                               150        4,907
Axa (France)                                                                                        200        5,466
Marsh & McLennan Companies, Inc.                                                                     50        1,448
MBIA, Inc.                                                                                           50        3,037
Muenchener Rueckver AG (Germany)                                                                     25        2,907
Torchmark Corp.                                                                                      25        1,307
                                                                                                         -----------
                                                                                                              36,249
                                                                                                         -----------

THRIFTS & MORTGAGE FINANCE - 0.01%
Flagstar Bancorp, Inc.                                                                              100        1,843
New York Community Bancorp., Inc.                                                                   100        1,836
                                                                                                         -----------
                                                                                                               3,679
                                                                                                         -----------

TOTAL FINANCIALS                                                                                           1,030,815
                                                                                                         -----------

HEALTH CARE - 4.68%
BIOTECHNOLOGY - 0.17%
BioMarin Pharmaceutical, Inc.*                                                                    2,475       21,037
Caliper Life Sciences, Inc.*                                                                      1,650       11,567
Diversa Corp.*                                                                                    1,750        9,240
Millennium Pharmaceuticals, Inc.*                                                                 1,725       17,819
Neurocrine Biosciences, Inc.*                                                                       125        6,198
Xenogen Corp.*                                                                                    1,550        4,852
                                                                                                         -----------
                                                                                                              70,713
                                                                                                         -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.20%
Advanced Neuromodulation Systems, Inc.*                                                             550       27,522
DENTSPLY International, Inc.                                                                        275       15,331
PerkinElmer, Inc.                                                                                 1,000       20,980
Thermo Electron Corp.*                                                                              300        8,958
Zoll Medical Corp.*                                                                                 500       13,580
                                                                                                         -----------
                                                                                                              86,371
                                                                                                         -----------

HEALTH CARE PROVIDERS & SERVICES - 1.79%
Allscripts Healthcare Solutions, Inc.*                                                              400        6,788
American Healthways, Inc.*                                                                          150        6,686
AmerisourceBergen Corp.                                                                             200       14,358
AMICAS, Inc.*                                                                                     4,750       24,320
AMN Healthcare Services, Inc.*                                                                    1,550       26,210
Cardinal Health, Inc.                                                                               225       13,406
Cross Country Healthcare, Inc.*                                                                   1,075       21,221
Eclipsys Corp.*                                                                                     900       15,273
Express Scripts, Inc.*                                                                              200       10,460
HCA, Inc.                                                                                           150        7,388
IDX Systems Corp.*                                                                                  675       21,600
McKesson Corp.                                                                                      275       12,375
Omnicell, Inc.*                                                                                   3,400       28,662
Triad Hospitals, Inc.*                                                                              225       11,176
WebMD Corp.*                                                                                     51,050      541,641
                                                                                                         -----------
                                                                                                             761,564
                                                                                                         -----------

PHARMACEUTICALS - 2.52%
AstraZeneca plc (United Kingdom)                                                                     25        1,124
AstraZeneca plc - ADR (United Kingdom)                                                              225       10,224
Bristol-Myers Squibb Co.                                                                            400        9,992
GlaxoSmithKline plc (United Kingdom)                                                              1,350       31,833
GlaxoSmithKline plc - ADR (United Kingdom)                                                        5,375      254,990
Merck & Co., Inc.                                                                                   325       10,094
Novartis AG - ADR (Switzerland)                                                                   7,400      360,454
Pfizer, Inc.                                                                                      6,050      160,325
Roche Holding AG - ADR (Switzerland)                                                                100        6,816
Sanofi-Aventis (France)                                                                              41        3,547
Sanofi-Aventis - ADR (France)                                                                       300       12,990
Schering AG (Germany)                                                                               300       18,898
Schering-Plough Corp.                                                                             7,775      161,876
Shire Pharmaceuticals Group plc (United Kingdom)                                                    200        2,309
Valeant Pharmaceuticals International                                                               775       15,291
Wyeth                                                                                               250       11,438
                                                                                                         -----------
                                                                                                           1,072,201
                                                                                                         -----------

TOTAL HEALTH CARE                                                                                          1,990,849
                                                                                                         -----------

INDUSTRIALS - 2.38%
AEROSPACE & DEFENSE - 0.37%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)                                   4,900      158,466
                                                                                                         -----------

AIR FREIGHT & LOGISTICS - 0.40%
United Parcel Service, Inc. - Class B                                                             2,350      171,479
                                                                                                         -----------

AIRLINES - 0.41%
AirTran Holdings, Inc.*                                                                             650        7,436
Deutsche Lufthansa AG* (Germany)                                                                    450        5,648
JetBlue Airways Corp.*                                                                              100        2,100
Southwest Airlines Co.                                                                           11,125      157,864
                                                                                                         -----------
                                                                                                             173,048
                                                                                                         -----------

BUILDING PRODUCTS - 0.01%
Trex Co., Inc.*                                                                                     200        5,880
                                                                                                         -----------

COMMERCIAL SERVICES & SUPPLIES - 0.13%
Aggreko plc (United Kingdom)                                                                        500        1,816
BWT AG (Austria)                                                                                    125        5,108
ChoicePoint, Inc.*                                                                                   75        3,270
The Dun & Bradstreet Corp.*                                                                         100        6,333
Herman Miller, Inc.                                                                                 100        3,193
Quebecor World, Inc. (Canada)                                                                       200        3,800
Tomra Systems ASA (Norway)                                                                        6,175       33,494
                                                                                                         -----------
                                                                                                              57,014
                                                                                                         -----------

CONSTRUCTION & ENGINEERING - 0.04%
Infrasource Services, Inc.*                                                                         175        2,345
Insituform Technologies, Inc. - Class A*                                                            250        4,812
Koninklijke Boskalis Westminster N.V. (Netherlands)                                                 236        9,443
                                                                                                         -----------
                                                                                                              16,600
                                                                                                         -----------

ELECTRICAL EQUIPMENT - 0.03%
Gamesa Corporacion Tecnologica S.A. (Spain)                                                         275        3,621
Global Power Equipment Group, Inc.*                                                                 300        2,841
Plug Power, Inc.*                                                                                   575        4,111
                                                                                                         -----------
                                                                                                              10,573
                                                                                                         -----------

INDUSTRIAL CONGLOMERATES - 0.04%
Siemens AG (Germany)                                                                                225       17,338
                                                                                                         -----------

MACHINERY - 0.51%
AGCO Corp.*                                                                                       8,875      183,624
Albany International Corp. - Class A                                                                108        3,784
Gardner Denver, Inc.*                                                                                75        3,082
The Greenbrier Companies, Inc.                                                                      150        4,335
Lindsay Manufacturing Co.                                                                           125        3,071
MAN AG (Germany)                                                                                    200        9,325
Wabtec Corp.                                                                                        300        7,329
                                                                                                         -----------
                                                                                                             214,550
                                                                                                         -----------

ROAD & RAIL - 0.44%
CSX Corp.                                                                                         4,075      185,576
                                                                                                         -----------

TOTAL INDUSTRIALS                                                                                          1,010,524
                                                                                                         -----------

INFORMATION TECHNOLOGY - 2.30%
COMMUNICATIONS EQUIPMENT - 0.72%
Avaya, Inc.*                                                                                      1,600       16,528
Cisco Systems, Inc.*                                                                             13,650      261,397
Nokia Oyj - ADR (Finland)                                                                           775       12,361
Polycom, Inc.*                                                                                      575        9,528
Research In Motion Ltd. (RIM)* (Canada)                                                             100        7,066
                                                                                                         -----------
                                                                                                             306,880
                                                                                                         -----------

COMPUTERS & PERIPHERALS - 0.05%
EMC Corp.*                                                                                          400        5,476
International Business Machines (IBM) Corp.                                                         100        8,346
Logitech International S.A. - ADR* (Switzerland)                                                    250        9,740
                                                                                                         -----------
                                                                                                              23,562
                                                                                                         -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.06%
DTS, Inc.*                                                                                          300        5,664
Mettler-Toledo International, Inc.* (Switzerland)                                                   175        9,187
Solectron Corp.*                                                                                  2,425        9,312
                                                                                                         -----------
                                                                                                              24,163
                                                                                                         -----------

INTERNET SOFTWARE & SERVICES - 0.03%
Corillian Corp.*                                                                                  1,925        6,333
Online Resources Corp.*                                                                             500        5,090
                                                                                                         -----------
                                                                                                              11,423
                                                                                                         -----------

IT SERVICES - 0.44%
The BISYS Group, Inc.*2                                                                             375        5,899
CheckFree Corp.*                                                                                     50        1,693
First Data Corp.                                                                                  4,275      175,873
Fiserv, Inc.*                                                                                        75        3,328
                                                                                                         -----------
                                                                                                             186,793
                                                                                                         -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.13%
ATI Technologies, Inc.* (Canada)                                                                    300        3,777
Cabot Microelectronics Corp.*                                                                       300        9,021
Cymer, Inc.*                                                                                        250        8,675
Exar Corp.*                                                                                         375        5,972
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)                                        1,997       17,154
Zoran Corp.*                                                                                        775       11,160
                                                                                                         -----------
                                                                                                              55,759
                                                                                                         -----------

SOFTWARE - 0.87%
Amdocs Ltd.* (Guernsey)                                                                             600       17,814
Blackbaud, Inc.                                                                                     880       12,584
F-Secure Oyj* (Finland)                                                                             600        1,324
Opsware, Inc.*                                                                                      450        2,520
PalmSource, Inc.*                                                                                 1,200        9,360
SAP AG (Germany)                                                                                     75       12,868
SAP AG - ADR (Germany)                                                                              125        5,352
Symantec Corp.*                                                                                   9,175      201,575
Synopsys, Inc.*                                                                                   4,825       89,311
Take-Two Interactive Software, Inc.*                                                                300        7,383
Verity, Inc.*                                                                                     1,175       11,832
                                                                                                         -----------
                                                                                                             371,923
                                                                                                         -----------

TOTAL INFORMATION TECHNOLOGY                                                                                 980,503
                                                                                                         -----------

MATERIALS - 1.19%
CHEMICALS - 1.01%
Air Liquide S.A. (France)                                                                            27        4,796
Bayer AG (Germany)                                                                                  250        8,937
Degussa AG (Germany)                                                                                 75        3,074
Engelhard Corp.                                                                                   5,575      159,947
Lanxess* (Germany)                                                                                  142        4,107
Lonza Group AG (Switzerland)                                                                      2,325      128,405
Minerals Technologies, Inc.                                                                       1,950      121,368
                                                                                                         -----------
                                                                                                             430,634
                                                                                                         -----------

PAPER & FOREST PRODUCTS - 0.18%
Aracruz Celulose S.A. - ADR (Brazil)                                                              1,525       56,745
Sappi Ltd. - ADR (South Africa)                                                                   1,850       19,517
                                                                                                         -----------
                                                                                                              76,262
                                                                                                         -----------

TOTAL MATERIALS                                                                                              506,896
                                                                                                         -----------

TELECOMMUNICATION SERVICES - 0.92%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.04%
Deutsche Telekom AG (Germany)                                                                       575       11,400
Telecom Italia S.p.A. (Italy)                                                                     1,732        5,665
                                                                                                         -----------
                                                                                                              17,065
                                                                                                         -----------

WIRELESS TELECOMMUNICATION SERVICES - 0.88%
Vodafone Group plc - ADR (United Kingdom)                                                        14,425      372,598
                                                                                                         -----------

TOTAL TELECOMMUNICATION SERVICES                                                                             389,663
                                                                                                         -----------

UTILITIES - 0.80%
ELECTRIC UTILITIES - 0.78%
Allegheny Energy, Inc.*                                                                          11,025      314,212
E.ON AG (Germany)                                                                                   175       16,191
Westar Energy, Inc.                                                                                 100        2,433
                                                                                                         -----------
                                                                                                             332,836
                                                                                                         -----------

MULTI-UTILITIES - 0.02%
Aquila, Inc.*                                                                                     1,400        5,208
National Grid plc (United Kingdom)                                                                  200        1,843
                                                                                                         -----------
                                                                                                               7,051
                                                                                                         -----------

TOTAL UTILITIES                                                                                              339,887
                                                                                                         -----------

TOTAL COMMON STOCKS
(Identified Cost $9,084,958)                                                                              10,441,934
                                                                                                         -----------

CORPORATE BONDS - 1.36%
CONSUMER DISCRETIONARY - 0.39%
AUTOMOBILES - 0.13%
General Motors Acceptance Corp., 6.125%, 9/15/2006                                    $          55,000       55,362
                                                                                                         -----------

MEDIA - 0.13%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011                               25,000       27,333
Comcast Cable Communications, Inc., 6.75%, 1/30/2011                                             25,000       27,186
                                                                                                         -----------
                                                                                                              54,519
                                                                                                         -----------

MULTILINE RETAIL - 0.13%
JC Penney Co., Inc., 8.00%, 3/1/2010                                                             25,000       27,523
Target Corp., 5.875%, 3/1/2012                                                                   25,000       26,642
                                                                                                         -----------
                                                                                                              54,165
                                                                                                         -----------

TOTAL CONSUMER DISCRETIONARY                                                                                 164,046
                                                                                                         -----------

ENERGY - 0.06%
OIL, GAS & CONSUMABLE FUELS - 0.06%
Amerada Hess Corp., 6.65%, 8/15/2011                                                             25,000       27,151
                                                                                                         -----------

FINANCIALS - 0.36%
COMMERCIAL BANKS - 0.30%
Bank of America Corp., 7.40%, 1/15/2011                                                          30,000       34,071
PNC Funding Corp., 7.50%, 11/1/2009                                                              25,000       27,582
U.S. Bank National Association, 6.375%, 8/1/2011                                                 30,000       32,581
Wachovia Corp., 5.25%, 8/1/2014                                                                  35,000       35,653
                                                                                                         -----------
                                                                                                             129,887
                                                                                                         -----------

INSURANCE - 0.06%
American International Group, Inc., 4.25%, 5/15/2013                                             25,000       23,865
                                                                                                         -----------

TOTAL FINANCIALS                                                                                             153,752
                                                                                                         -----------

INDUSTRIALS - 0.23%
AIRLINES - 0.08%
Southwest Airlines Co., 5.25%, 10/1/2014                                                         35,000       34,522
                                                                                                         -----------

INDUSTRIAL CONGLOMERATES - 0.09%
General Electric Capital Corp., 6.75%, 3/15/2032                                                 30,000       35,971
                                                                                                         -----------

ROAD & RAIL - 0.06%
CSX Corp., 6.75%, 3/15/2011                                                                      25,000       27,191
                                                                                                         -----------

TOTAL INDUSTRIALS                                                                                             97,684
                                                                                                         -----------

INFORMATION TECHNOLOGY - 0.06%
IT SERVICES - 0.06%
First Data Corp., 3.90%, 10/1/2009                                                               25,000       24,361
                                                                                                         -----------

MATERIALS - 0.07%
METALS & MINING - 0.07%
Alcoa, Inc., 7.375%, 8/1/2010                                                                    25,000       27,970
                                                                                                         -----------

TELECOMMUNICATION SERVICES - 0.19%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.13%
AT&T Wireless (now known as New Cingular Wireless Services, Inc.), 7.875%, 3/1/2011              25,000       28,637
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                                                 25,000       25,345
                                                                                                         -----------
                                                                                                              53,982
                                                                                                         -----------

WIRELESS TELECOMMUNICATION SERVICES - 0.06%
Vodafone Group plc, 7.75%, 2/15/2010 (United Kingdom)                                            25,000       28,117
                                                                                                         -----------

TOTAL TELECOMMUNICATION SERVICES                                                                              82,099
                                                                                                         -----------

TOTAL CORPORATE BONDS
(Identified Cost $578,006)                                                                                   577,063
                                                                                                         -----------

U.S. TREASURY SECURITIES - 46.80%
U.S. TREASURY BONDS - 10.77%
U.S. Treasury Bond, 6.875%, 8/15/2025                                                           170,000      221,292
U.S. Treasury Bond, 5.50%, 8/15/2028                                                          3,835,000    4,358,416
                                                                                                         -----------

TOTAL U.S. TREASURY BONDS
(Identified Cost $4,377,476)                                                                               4,579,708
                                                                                                         -----------

U.S. TREASURY NOTES - 36.03%
U.S. Treasury Note, 1.625%, 9/30/2005                                                         1,600,000    1,595,437
U.S. Treasury Note, 1.875%, 12/31/2005                                                          500,000      496,426
U.S. Treasury Note, 5.625%, 2/15/2006                                                            10,000       10,106
U.S. Treasury Note, 1.50%, 3/31/2006                                                          2,700,000    2,660,027
U.S. Treasury Note, 7.00%, 7/15/2006                                                             25,000       25,711
U.S. Treasury Note, 6.50%, 10/15/2006                                                            15,000       15,446
U.S. Treasury Note, 3.50%, 11/15/2006                                                           700,000      696,144
U.S. Treasury Note, 3.625%, 4/30/2007                                                         2,000,000    1,987,032
U.S. Treasury Note, 4.375%, 5/15/2007                                                           500,000      503,321
U.S. Treasury Note, 6.625%, 5/15/2007                                                            35,000       36,576
U.S. Treasury Note, 3.25%, 8/15/2007                                                          1,050,000    1,034,455
U.S. Treasury Note, 6.125%, 8/15/2007                                                            15,000       15,616
U.S. Treasury Note, 3.00%, 2/15/2008                                                            400,000      390,016
U.S. Treasury Note, 5.50%, 2/15/2008                                                             90,000       93,196
U.S. Treasury Note, 5.625%, 5/15/2008                                                            10,000       10,410
U.S. Treasury Note, 3.25%, 8/15/2008                                                            300,000      293,039
Interest Stripped - Principal Payment, 2/15/2009                                                 17,000       14,720
U.S. Treasury Note, 3.50%, 11/15/2009                                                         2,000,000    1,951,562
U.S. Treasury Note, 3.875%, 5/15/2010                                                         1,000,000      987,773
U.S. Treasury Note, 5.00%, 2/15/2011                                                          1,000,000    1,041,953
U.S. Treasury Note, 3.625%, 5/15/2013                                                         1,525,000    1,468,229
                                                                                                         -----------

TOTAL U.S. TREASURY NOTES
(Identified Cost $15,428,682)                                                                             15,327,195
                                                                                                         -----------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $19,806,158)                                                                             19,906,903
                                                                                                         -----------

U.S. GOVERNMENT AGENCIES - 3.35%
MORTGAGE BACKED SECURITIES - 3.29%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020                                                        34,722       35,435
Fannie Mae, Pool #747607, 6.50%, 11/1/2033                                                       49,905       51,636
Fannie Mae, TBA3, 4.50%, 8/15/2020                                                               75,000       73,758
Fannie Mae, TBA3, 5.00%, 10/15/2020                                                              60,000       59,981
Fannie Mae, TBA3, 5.50%, 8/1/2035                                                               180,000      180,900
Fannie Mae, TBA3, 6.00%, 8/15/2035                                                               85,000       86,833
Fannie Mae, TBA3, 5.00%, 10/15/2035                                                             125,000      122,695
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019                                 29,723       30,322
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034                                  26,658       27,575
Federal Home Loan Mortgage Corp., TBA3, 5.00%, 8/15/2020                                         50,000       50,125
Federal Home Loan Mortgage Corp., TBA3, 4.50%, 10/15/2020                                        80,000       78,475
Federal Home Loan Mortgage Corp., TBA3, 5.00%, 8/1/2035                                          85,000       83,645
Federal Home Loan Mortgage Corp., TBA3, 5.50%, 8/15/2035                                        115,000      115,611
Federal Home Loan Mortgage Corp., TBA3, 6.00%, 8/15/2035                                         45,000       45,956
GNMA, Pool #365225, 9.00%, 11/15/2024                                                             2,209        2,443
GNMA, Pool #398655, 6.50%, 5/15/2026                                                              3,157        3,300
GNMA, Pool #452826, 9.00%, 1/15/2028                                                              4,137        4,576
GNMA, Pool #460820, 6.00%, 6/15/2028                                                             16,569       17,045
GNMA, Pool #458983, 6.00%, 1/15/2029                                                             54,374       55,936
GNMA, Pool #530481, 8.00%, 8/15/2030                                                             17,938       19,324
GNMA, Pool #577796, 6.00%, 1/15/2032                                                            107,639      110,731
GNMA, Pool #631703, 6.50%, 9/15/2034                                                             28,017       29,286
GNMA, TBA3, 5.50%, 8/15/2035                                                                     55,000       55,670
GNMA, TBA3, 6.00%, 8/15/2035                                                                     30,000       30,844
GNMA, TBA3, 5.00%, 9/15/2035                                                                     28,000       27,764
                                                                                                         -----------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $1,396,316)                                                                               1,399,866
                                                                                                         -----------

OTHER AGENCIES - 0.06%
Fannie Mae, 6.00%, 12/15/2005                                                                    10,000       10,077
Fannie Mae, 5.25%, 1/15/2009                                                                     15,000       15,444
                                                                                                         -----------

TOTAL OTHER AGENCIES
(Identified Cost $25,972)                                                                                     25,521
                                                                                                         -----------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,422,288)                                                                               1,425,387
                                                                                                         -----------

SHORT-TERM INVESTMENTS - 22.33%
Dreyfus Treasury Cash Management - Institutional Shares                                       1,565,330    1,565,330
Fannie Mae Discount Note, 8/10/2005                                                   $          25,000       24,979
Fannie Mae Discount Note, 8/11/2005                                                              90,000       89,923
Fannie Mae Discount Note, 9/6/2005                                                            1,800,000    1,794,140
Federal Home Loan Bank Discount Note, 8/5/2005                                                2,000,000    1,999,314
Freddie Mac Discount Note, 9/20/2005                                                             29,000       28,865
U.S. Treasury Bill, 8/11/2005                                                                 4,000,000    3,996,878
                                                                                                         -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,499,435)                                                                               9,499,429
                                                                                                         -----------

TOTAL INVESTMENTS - 98.39%
(Identified Cost $40,390,845)                                                                             41,850,716

OTHER ASSETS, LESS LIABILITIES - 1.61%                                                                       686,809
                                                                                                         -----------

NET ASSETS - 100%                                                                                        $42,537,525
                                                                                                         ===========




*Non-income  producing  security
1Affiliate of Custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
3Security purchased on a forward commitment or when-issued basis. TBA - to be announced.
ADR  -  American  Depository  Receipt


FEDERAL TAX INFORMATION:

On July 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $40,358,294

Unrealized appreciation               $ 1,664,225
Unrealized depreciation                  (171,803)
                                      ------------

Net unrealized appreciation           $ 1,492,422
                                      ============




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JULY 31, 2005 (UNAUDITED)

                                                                                           SHARES/
PRO-BLENDR MODERATE TERM SERIES                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------  -----------------  -------------

COMMON STOCKS - 47.76%
CONSUMER DISCRETIONARY - 6.37%
AUTO COMPONENTS - 0.01%
Azure Dynamics Corp.* (Canada)                                                                   31,950  $     25,850
                                                                                                         -------------

AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany)                                                         775        36,377
                                                                                                         -------------

DIVERSIFIED CONSUMER SERVICES - 0.07%
Career Education Corp.*                                                                           1,425        55,276
Corinthian Colleges, Inc.                                                                         5,300        72,769
                                                                                                         -------------
                                                                                                              128,045
                                                                                                         -------------

HOTELS, RESTAURANTS & LEISURE - 1.55%
Carnival Corp.                                                                                   27,350     1,433,140
Club Mediterranee S.A.* (France)                                                                  3,325       158,771
International Game Technology                                                                    47,025     1,286,604
                                                                                                         -------------
                                                                                                            2,878,515
                                                                                                         -------------

HOUSEHOLD DURABLES - 0.13%
Corporacion GEO S.A. de C.V. - Series B* (Mexico)                                                20,825        57,660
Interface, Inc. - Class A*                                                                        8,950        91,379
Sony Corp. - ADR (Japan)                                                                          3,125       101,594
                                                                                                         -------------
                                                                                                              250,633
                                                                                                         -------------

INTERNET & CATALOG RETAIL - 0.03%
IAC/InterActiveCorp*                                                                              2,050        54,735
                                                                                                         -------------

LEISURE EQUIPMENT & PRODUCTS - 0.10%
Hasbro, Inc.                                                                                      1,350        29,619
K2, Inc.*                                                                                           525         6,982
Marvel Enterprises, Inc.*                                                                         4,075        79,014
Sega Sammy Holdings, Inc. (Japan)                                                                 1,100        68,016
                                                                                                         -------------
                                                                                                              183,631
                                                                                                         -------------

MEDIA - 3.24%
Acme Communications, Inc.*                                                                        6,500        27,625
Belo Corp. - Class A                                                                              2,375        56,715
The E.W. Scripps Co. - Class A                                                                   25,825     1,304,937
Harris Interactive, Inc.*                                                                        23,375        94,201
Impresa S.A. (SGPS)* (Portugal)                                                                   4,825        31,301
The McGraw-Hill Companies, Inc.                                                                     600        27,606
Media Capital S.A. (SGPS)* (Portugal)                                                             8,125        65,615
News Corp. - Class A                                                                              3,175        52,006
Pearson plc (United Kingdom)                                                                     97,050     1,162,143
PT Multimedia S.A. (SGPS) (Portugal)                                                              2,200        22,221
Reed Elsevier plc - ADR (United Kingdom)                                                          1,650        60,885
Time Warner, Inc.*                                                                              171,275     2,915,100
VNU N.V. (Netherlands)                                                                            4,735       135,843
Wolters Kluwer N.V. (Netherlands)                                                                 3,425        66,615
                                                                                                         -------------
                                                                                                            6,022,813
                                                                                                         -------------

MULTILINE RETAIL - 0.01%
Don Quijote Co. Ltd. (Japan)                                                                        300        17,109
                                                                                                         -------------

SPECIALTY RETAIL - 1.17%
Build-A-Bear-Workshop, Inc.*                                                                      2,075        49,800
Douglas Holding AG (Germany)                                                                      4,550       175,225
Kingfisher plc (United Kingdom)                                                                  18,300        82,940
KOMERI Co. Ltd. (Japan)                                                                             600        18,043
Office Depot, Inc.*                                                                              64,825     1,839,733
                                                                                                         -------------
                                                                                                            2,165,741
                                                                                                         -------------

TEXTILES, APPAREL & LUXURY GOODS - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)                                                    875        72,731
                                                                                                         -------------
TOTAL CONSUMER DISCRETIONARY                                                                               11,836,180
                                                                                                         -------------

CONSUMER STAPLES - 6.93%
BEVERAGES - 0.71%
The Coca-Cola Co.                                                                                29,050     1,271,228
Diageo plc (United Kingdom)                                                                       1,175        16,240
Grupo Modelo S.A. de C.V. - Series C (Mexico)                                                     6,025        19,879
Scottish & Newcastle plc (United Kingdom)                                                         2,050        16,519
                                                                                                         -------------
                                                                                                            1,323,866
                                                                                                         -------------

FOOD & STAPLES RETAILING - 0.88%
Carrefour S.A. (France)                                                                          31,150     1,470,815
Metro AG (Germany)                                                                                1,150        57,897
Pathmark Stores, Inc.*                                                                            7,825        87,170
Tesco plc (United Kingdom)                                                                        3,400        19,460
                                                                                                         -------------
                                                                                                            1,635,342
                                                                                                         -------------

FOOD PRODUCTS - 4.37%
Cadbury Schweppes plc (United Kingdom)                                                            7,050        67,934
Groupe Danone (France)                                                                              425        42,052
The Hain Celestial Group, Inc.*                                                                   1,175        23,300
Nestle S.A. (Switzerland)                                                                        14,250     3,910,095
Suedzucker AG (Germany)                                                                           1,175        24,648
Unilever plc - ADR (United Kingdom)                                                             103,798     4,051,236
                                                                                                         -------------
                                                                                                            8,119,265
                                                                                                         -------------

HOUSEHOLD PRODUCTS - 0.17%
Henkel KGaA (Germany)                                                                               850        79,795
Kao Corp. (Japan)                                                                                 1,000        22,865
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)                                             10,725       193,916
Reckitt Benckiser plc (United Kingdom)                                                              575        17,289
                                                                                                         -------------
                                                                                                              313,865
                                                                                                         -------------

PERSONAL PRODUCTS - 0.80%
Clarins S.A. (France)                                                                             2,750       177,231
The Estee Lauder Companies, Inc. - Class A                                                       31,350     1,227,039
Shiseido Co. Ltd. (Japan)                                                                         6,000        81,779
                                                                                                         -------------
                                                                                                            1,486,049
                                                                                                         -------------
TOTAL CONSUMER STAPLES                                                                                     12,878,387
                                                                                                         -------------

ENERGY - 5.25%
ENERGY EQUIPMENT & SERVICES - 3.68%
Abbot Group plc (United Kingdom)                                                                 26,975       121,902
Atwood Oceanics, Inc.*                                                                              450        30,677
Baker Hughes, Inc.                                                                               12,225       691,201
Compagnie Generale de Geophysique S.A. (CGG)* (France)                                            1,175       111,131
Cooper Cameron Corp.*                                                                            15,225     1,080,671
Helmerich & Payne, Inc.                                                                           2,500       142,800
National-Oilwell Varco, Inc.*                                                                    19,639     1,028,102
Pride International, Inc.*                                                                        5,800       150,916
Schlumberger Ltd.                                                                                24,000     2,009,760
Smedvig ASA - Class A (Norway)                                                                    4,650       113,570
Transocean, Inc.*                                                                                11,900       671,517
Weatherford International Ltd.*                                                                  10,875       688,170
                                                                                                         -------------
                                                                                                            6,840,417
                                                                                                         -------------

OIL, GAS & CONSUMABLE FUELS - 1.57%
Amerada Hess Corp.                                                                               20,925     2,466,220
BP plc (United Kingdom)                                                                           1,775        19,648
Eni S.p.A. (Italy)                                                                                5,900       167,621
Forest Oil Corp.*                                                                                 2,450       109,662
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)                                               1,350        61,722
Royal Dutch Shell plc - Class B (United Kingdom)                                                    632        20,070
Total S.A. (France)                                                                                 300        75,300
                                                                                                         -------------
                                                                                                            2,920,243
                                                                                                         -------------
TOTAL ENERGY                                                                                                9,760,660
                                                                                                         -------------

FINANCIALS - 4.76%
CAPITAL MARKETS - 1.79%
The Bank of New York Co., Inc.                                                                   47,375     1,458,202
The Charles Schwab Corp.                                                                          2,450        33,565
Deutsche Bank AG (Germany)                                                                        1,775       153,997
Franklin Resources, Inc.                                                                            350        28,287
Janus Capital Group, Inc.                                                                         2,675        40,178
Mellon Financial Corp.1                                                                             450        13,707
Merrill Lynch & Co., Inc.                                                                           725        42,615
Piper Jaffray Companies, Inc.*                                                                      450        15,484
SEI Investments Co.                                                                              38,425     1,485,510
State Street Corp.                                                                                  550        27,357
T. Rowe Price Group, Inc.                                                                           425        28,199
                                                                                                         -------------
                                                                                                            3,327,101
                                                                                                         -------------

COMMERCIAL BANKS - 2.60%
Banca Intesa S.p.A. (Italy)                                                                      13,798        67,091
Banco BPI S.A. (Portugal)                                                                        10,350        41,415
Banco Espirito Santo S.A. (BES) (Portugal)                                                          975        15,015
Bank of America Corp.*                                                                            1,200        52,320
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)                                         4,900       128,575
BNP Paribas S.A. (France)                                                                           700        50,631
Commerzbank AG (Germany)                                                                          4,600       102,854
KeyCorp.                                                                                            800        27,392
M&T Bank Corp.                                                                                      250        27,127
Marshall & Ilsley Corp.                                                                             900        41,328
Metropolitan Bank & Trust Co. (Philippines)                                                      44,125        22,023
North Fork Bancorp., Inc.                                                                         1,425        39,031
PNC Financial Services Group, Inc.                                                               24,525     1,344,460
Societe Generale (France)                                                                           150        16,415
U.S. Bancorp                                                                                     45,650     1,372,239
UniCredito Italiano S.p.A. (Italy)                                                               13,175        69,813
Wachovia Corp.                                                                                   27,225     1,371,595
Wells Fargo & Co.                                                                                   225        13,801
Zions Bancorp.                                                                                      550        39,314
                                                                                                         -------------
                                                                                                            4,842,439
                                                                                                         -------------

CONSUMER FINANCE - 0.02%
Capital One Financial Corp.                                                                         175        14,437
MoneyGram International, Inc.                                                                       725        15,254
Takefuji Corp. (Japan)                                                                              230        14,897
                                                                                                         -------------
                                                                                                               44,588
                                                                                                         -------------

DIVERSIFIED FINANCIAL SERVICES - 0.11%
Citigroup, Inc.                                                                                   1,450        63,075
ING Groep N.V. (Netherlands)                                                                      2,150        65,123
JPMorgan Chase & Co.                                                                              1,150        40,411
Moody's Corp.                                                                                       300        14,193
Principal Financial Group, Inc.                                                                     325        14,284
                                                                                                         -------------
                                                                                                              197,086
                                                                                                         -------------

INSURANCE - 0.22%
Allianz AG (Germany)                                                                                550        69,859
Ambac Financial Group, Inc.                                                                         200        14,368
American International Group, Inc.*                                                               1,150        69,230
Assicurazioni Generali S.p.A. (Italy)                                                             2,325        76,062
Axa (France)                                                                                      2,975        81,310
Marsh & McLennan Companies, Inc.                                                                    500        14,485
MBIA, Inc.                                                                                          450        27,333
Muenchener Rueckver AG (Germany)                                                                    375        43,607
Torchmark Corp.                                                                                     250        13,067
                                                                                                         -------------
                                                                                                              409,321
                                                                                                         -------------

THRIFTS & MORTGAGE FINANCE - 0.02%
Flagstar Bancorp, Inc.                                                                            1,050        19,351
New York Community Bancorp., Inc.                                                                   725        13,311
                                                                                                         -------------
                                                                                                               32,662
                                                                                                         -------------
TOTAL FINANCIALS                                                                                            8,853,197
                                                                                                         -------------

HEALTH CARE - 8.80%
BIOTECHNOLOGY - 0.24%
Caliper Life Sciences, Inc.*                                                                     11,175        78,337
Diversa Corp.*                                                                                   17,525        92,532
Millennium Pharmaceuticals, Inc.*                                                                17,050       176,126
Neurocrine Biosciences, Inc.*                                                                       850        42,143
Xenogen Corp.*                                                                                   16,225        50,784
                                                                                                         -------------
                                                                                                              439,922
                                                                                                         -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.42%
Advanced Neuromodulation Systems, Inc.*                                                           4,975       248,949
DENTSPLY International, Inc.                                                                      2,750       153,312
PerkinElmer, Inc.                                                                                 8,050       168,889
Thermo Electron Corp.*                                                                            2,950        88,087
Zoll Medical Corp.*                                                                               4,300       116,788
                                                                                                         -------------
                                                                                                              776,025
                                                                                                         -------------

HEALTH CARE PROVIDERS & SERVICES - 3.38%
Allscripts Healthcare Solutions, Inc.*                                                            3,300        56,001
American Healthways, Inc.*                                                                        1,250        55,713
AmerisourceBergen Corp.                                                                           1,675       120,248
AMICAS, Inc.*                                                                                    32,400       165,888
AMN Healthcare Services, Inc.*                                                                   13,900       235,049
Cardinal Health, Inc.                                                                             1,875       111,713
Cross Country Healthcare, Inc.*                                                                   9,775       192,959
Eclipsys Corp.*                                                                                   9,125       154,851
Express Scripts, Inc.*                                                                            2,250       117,675
HCA, Inc.                                                                                         1,775        87,419
IDX Systems Corp.*                                                                                5,575       178,400
McKesson Corp.                                                                                    2,550       114,750
Omnicell, Inc.*                                                                                  31,725       267,442
Triad Hospitals, Inc.*                                                                            2,475       122,933
WebMD Corp.*                                                                                    405,900     4,306,599
                                                                                                         -------------
                                                                                                            6,287,640
                                                                                                         -------------

PHARMACEUTICALS - 4.76%
AstraZeneca plc (United Kingdom)                                                                    350        15,743
AstraZeneca plc - ADR (United Kingdom)                                                            1,550        70,432
Bristol-Myers Squibb Co.                                                                          3,975        99,296
GlaxoSmithKline plc (United Kingdom)                                                             11,925       281,193
GlaxoSmithKline plc - ADR (United Kingdom)                                                       39,950     1,895,228
Merck & Co., Inc.                                                                                 3,050        94,733
Novartis AG - ADR (Switzerland)                                                                  62,825     3,060,206
Pfizer, Inc.                                                                                     51,000     1,351,500
Roche Holding AG - ADR (Switzerland)                                                                925        63,051
Sanofi-Aventis (France)                                                                             570        49,314
Sanofi-Aventis - ADR (France)                                                                     2,225        96,343
Schering AG (Germany)                                                                             2,750       173,230
Schering-Plough Corp.                                                                            63,550     1,323,111
Shire Pharmaceuticals Group plc (United Kingdom)                                                  1,750        20,202
Takeda Pharmaceutical Co. Ltd. (Japan)                                                              400        20,463
Valeant Pharmaceuticals International                                                             6,200       122,326
Wyeth                                                                                             2,375       108,656
                                                                                                         -------------
                                                                                                            8,845,027
                                                                                                         -------------
TOTAL HEALTH CARE                                                                                          16,348,614
                                                                                                         -------------

INDUSTRIALS - 4.76%
AEROSPACE & DEFENSE - 0.72%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)                                  41,175     1,331,600
                                                                                                         -------------

AIR FREIGHT & LOGISTICS - 0.75%
United Parcel Service, Inc. - Class B                                                            19,100     1,393,727
                                                                                                         -------------

AIRLINES - 0.79%
AirTran Holdings, Inc.*                                                                           4,325        49,478
Deutsche Lufthansa AG* (Germany)                                                                  3,450        43,298
JetBlue Airways Corp.*                                                                            1,025        21,525
Southwest Airlines Co.                                                                           95,850     1,360,112
                                                                                                         -------------
                                                                                                            1,474,413
                                                                                                         -------------

BUILDING PRODUCTS - 0.03%
Trex Co., Inc.*                                                                                   1,650        48,510
                                                                                                         -------------

COMMERCIAL SERVICES & SUPPLIES - 0.32%
Aggreko plc (United Kingdom)                                                                     10,425        37,854
BWT AG (Austria)                                                                                  1,700        69,468
ChoicePoint, Inc.*                                                                                  675        29,430
The Dun & Bradstreet Corp.*                                                                         875        55,414
Herman Miller, Inc.                                                                               1,575        50,290
Quebecor World, Inc. (Canada)                                                                     3,475        66,025
Tomra Systems ASA (Norway)                                                                       54,275       294,391
                                                                                                         -------------
                                                                                                              602,872
                                                                                                         -------------

CONSTRUCTION & ENGINEERING - 0.10%
Hochtief AG (Germany)                                                                             1,200        45,646
Infrasource Services, Inc.*                                                                       1,550        20,770
Insituform Technologies, Inc. - Class A*                                                          1,675        32,244
Koninklijke Boskalis Westminster N.V. (Netherlands)                                               2,208        88,352
                                                                                                         -------------
                                                                                                              187,012
                                                                                                         -------------

ELECTRICAL EQUIPMENT - 0.06%
Gamesa Corporacion Tecnologica S.A. (Spain)                                                       3,875        51,028
Global Power Equipment Group, Inc.*                                                               2,675        25,332
Plug Power, Inc.*                                                                                 4,150        29,673
                                                                                                         -------------
                                                                                                              106,033
                                                                                                         -------------

INDUSTRIAL CONGLOMERATES - 0.10%
Siemens AG (Germany)                                                                              1,825       140,631
Sonae S.A. (SGPS) (Portugal)                                                                     32,275        45,788
                                                                                                         -------------
                                                                                                              186,419
                                                                                                         -------------

MACHINERY - 0.99%
AGCO Corp.*                                                                                      73,375     1,518,129
Albany International Corp. - Class A                                                                775        27,156
FANUC Ltd. (Japan)                                                                                  200        14,235
Gardner Denver, Inc.*                                                                             1,275        52,403
The Greenbrier Companies, Inc.                                                                      950        27,455
Lindsay Manufacturing Co.                                                                         1,000        24,570
MAN AG (Germany)                                                                                  2,175       101,405
Wabtec Corp.                                                                                      3,100        75,733
                                                                                                         -------------
                                                                                                            1,841,086
                                                                                                         -------------

ROAD & RAIL - 0.90%
CSX Corp.                                                                                        36,650     1,669,041
                                                                                                         -------------
TOTAL INDUSTRIALS                                                                                           8,840,713
                                                                                                         -------------

INFORMATION TECHNOLOGY - 4.42%
COMMUNICATIONS EQUIPMENT - 1.32%
Avaya, Inc.*                                                                                     13,150       135,840
Cisco Systems, Inc.*                                                                            108,600     2,079,690
Nokia Oyj - ADR (Finland)                                                                         6,025        96,099
Polycom, Inc.*                                                                                    5,300        87,821
Research In Motion Ltd. (RIM)* (Canada)                                                             800        56,528
                                                                                                         -------------
                                                                                                            2,455,978
                                                                                                         -------------

COMPUTERS & PERIPHERALS - 0.13%
EMC Corp.*                                                                                        5,275        72,215
International Business Machines (IBM) Corp.                                                         950        79,287
Logitech International S.A. - ADR* (Switzerland)                                                  2,300        89,608
                                                                                                         -------------
                                                                                                              241,110
                                                                                                         -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.14%
DTS, Inc.*                                                                                        4,250        80,240
KEYENCE Corp. (Japan)                                                                               100        24,004
Mabuchi Motor Co. Ltd. (Japan)                                                                      200        11,103
Mettler-Toledo International, Inc.* (Switzerland)                                                 1,475        77,438
Solectron Corp.*                                                                                 17,800        68,352
                                                                                                         -------------
                                                                                                              261,137
                                                                                                         -------------

INTERNET SOFTWARE & SERVICES - 0.06%
Corillian Corp.*                                                                                 15,925        52,393
Online Resources Corp.*                                                                           5,150        52,427
                                                                                                         -------------
                                                                                                              104,820
                                                                                                         -------------

IT SERVICES - 0.85%
The BISYS Group, Inc.*2                                                                           3,125        49,156
CheckFree Corp.*                                                                                    425        14,391
First Data Corp.                                                                                 36,125     1,486,183
Fiserv, Inc.*                                                                                       625        27,731
                                                                                                         -------------
                                                                                                            1,577,461
                                                                                                         -------------

OFFICE ELECTRONICS - 0.03%
Canon, Inc. (Japan)                                                                               1,000        49,466
                                                                                                         -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.29%
ATI Technologies, Inc.* (Canada)                                                                  1,975        24,865
Cabot Microelectronics Corp.*                                                                     3,950       118,777
Cymer, Inc.*                                                                                      2,350        81,545
Exar Corp.*                                                                                       2,325        37,026
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)                                       17,138       147,215
Zoran Corp.*                                                                                      8,625       124,200
                                                                                                         -------------
                                                                                                              533,628
                                                                                                         -------------

SOFTWARE - 1.60%
Amdocs Ltd.* (Guernsey)                                                                           5,100       151,419
Blackbaud, Inc.                                                                                   7,269       103,947
F-Secure Oyj* (Finland)                                                                           3,675         8,110
Opsware, Inc.*                                                                                    2,825        15,820
PalmSource, Inc.*                                                                                 9,675        75,465
RADWARE Ltd.* (Israel)                                                                              100         1,703
SAP AG (Germany)                                                                                    700       120,104
SAP AG - ADR (Germany)                                                                              875        37,468
Symantec Corp.*                                                                                  72,050     1,582,939
Synopsys, Inc.*                                                                                  38,275       708,470
Take-Two Interactive Software, Inc.*                                                              2,450        60,295
Verity, Inc.*                                                                                    11,875       119,581
                                                                                                         -------------
                                                                                                            2,985,321
                                                                                                         -------------
TOTAL INFORMATION TECHNOLOGY                                                                                8,208,921
                                                                                                         -------------

MATERIALS - 2.75%
CHEMICALS - 2.09%
Air Liquide S.A. (France)                                                                           340        60,398
Bayer AG (Germany)                                                                                2,950       105,452
Degussa AG (Germany)                                                                                800        32,788
Engelhard Corp.                                                                                  45,450     1,303,961
Lanxess* (Germany)                                                                                1,130        32,679
Lonza Group AG (Switzerland)                                                                     24,300     1,342,036
Minerals Technologies, Inc.                                                                      16,300     1,014,512
                                                                                                         -------------
                                                                                                            3,891,826
                                                                                                         -------------

PAPER & FOREST PRODUCTS - 0.66%
Aracruz Celulose S.A. - ADR (Brazil)                                                             27,925     1,039,089
Sappi Ltd. - ADR (South Africa)                                                                  17,500       184,625
                                                                                                         -------------
                                                                                                            1,223,714
                                                                                                         -------------
TOTAL MATERIALS                                                                                             5,115,540
                                                                                                         -------------

TELECOMMUNICATION SERVICES - 1.97%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.11%
Deutsche Telekom AG (Germany)                                                                     5,075       100,614
Telecom Italia S.p.A. (Italy)                                                                    26,178        85,625
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico)                                            950        18,307
                                                                                                         -------------
                                                                                                              204,546
                                                                                                         -------------

WIRELESS TELECOMMUNICATION SERVICES - 1.86%
Maxis Communications Berhad (Malaysia)                                                            8,000        21,333
Vodafone Group plc - ADR (United Kingdom)                                                       133,375     3,445,076
                                                                                                         -------------
                                                                                                            3,466,409
                                                                                                         -------------
TOTAL TELECOMMUNICATION SERVICES                                                                            3,670,955
                                                                                                         -------------

UTILITIES - 1.75%
ELECTRIC UTILITIES - 1.69%
Allegheny Energy, Inc.*                                                                         103,500     2,949,750
E.ON AG (Germany)                                                                                 1,750       161,907
Westar Energy, Inc.                                                                               1,025        24,938
                                                                                                         -------------
                                                                                                            3,136,595
                                                                                                         -------------

MULTI-UTILITIES - 0.06%
Aquila, Inc.*                                                                                    21,325        79,329
National Grid plc (United Kingdom)                                                                1,975        18,198
Suez S.A. (France)                                                                                  550        15,105
                                                                                                         -------------
                                                                                                              112,632
                                                                                                         -------------
TOTAL UTILITIES                                                                                             3,249,227
                                                                                                         -------------

TOTAL COMMON STOCKS
(Identified Cost $78,522,083)                                                                              88,762,394
                                                                                                         -------------

CORPORATE BONDS - 3.94%
CONSUMER DISCRETIONARY - 1.02%
AUTOMOBILES - 0.28%
General Motors Acceptance Corp., 6.125%, 9/15/2006                                             $525,000       528,460
                                                                                                         -------------

MEDIA - 0.37%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011                              275,000       300,666
Comcast Cable Communications, Inc., 6.75%, 1/30/2011                                            235,000       255,546
The Walt Disney Co., 6.375%, 3/1/2012                                                           120,000       130,535
                                                                                                         -------------
                                                                                                              686,747
                                                                                                         -------------

MULTILINE RETAIL - 0.21%
JC Penney Co., Inc., 8.00%, 3/1/2010                                                            160,000       176,147
Target Corp., 5.875%, 3/1/2012                                                                  200,000       213,135
                                                                                                         -------------
                                                                                                              389,282
                                                                                                         -------------

SPECIALTY RETAIL - 0.16%
The Gap, Inc.3, 9.55%, 12/15/2008                                                               110,000       125,431
Lowe's Companies, Inc., 8.25%, 6/1/2010                                                         145,000       167,305
                                                                                                         -------------
                                                                                                              292,736
                                                                                                         -------------
TOTAL CONSUMER DISCRETIONARY                                                                                1,897,225
                                                                                                         -------------

CONSUMER STAPLES - 0.12%
BEVERAGES - 0.01%
Diageo Finance BV, 3.875%, 4/1/2011 (Netherlands)                                                30,000        28,823
                                                                                                         -------------

FOOD & STAPLES RETAILING - 0.05%
The Kroger Co., 7.25%, 6/1/2009                                                                  80,000        86,451
                                                                                                         -------------

FOOD PRODUCTS - 0.01%
General Mills, Inc., 6.00%, 2/15/2012                                                            25,000        26,678
                                                                                                         -------------

HOUSEHOLD PRODUCTS - 0.05%
The Procter & Gamble Co., 4.85%, 12/15/2015                                                      85,000        85,080
                                                                                                         -------------
TOTAL CONSUMER STAPLES                                                                                        227,032
                                                                                                         -------------

ENERGY - 0.09%
OIL, GAS & CONSUMABLE FUELS - 0.09%
Amerada Hess Corp., 6.65%, 8/15/2011                                                            160,000       173,766
                                                                                                         -------------

FINANCIALS - 1.02%
CAPITAL MARKETS - 0.21%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011                                                115,000       125,906
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012                                               115,000       125,654
Merrill Lynch & Co., Inc.,  6.00%, 2/17/2009                                                    125,000       130,575
                                                                                                         -------------
                                                                                                              382,135
                                                                                                         -------------

COMMERCIAL BANKS - 0.65%
Bank of America Corp., 7.40%, 1/15/2011                                                         305,000       346,389
PNC Funding Corp., 7.50%, 11/1/2009                                                             155,000       171,007
U.S. Bank National Association, 6.375%, 8/1/2011                                                315,000       342,097
Wachovia Corp., 5.25%, 8/1/2014                                                                 335,000       341,247
                                                                                                         -------------
                                                                                                            1,200,740
                                                                                                         -------------

DIVERSIFIED FINANCIAL SERVICES - 0.07%
Citigroup, Inc., 5.00%, 9/15/2014                                                               130,000       130,165
                                                                                                         -------------

INSURANCE - 0.09%
American International Group, Inc., 4.25%, 5/15/2013                                            180,000       171,828
                                                                                                         -------------
TOTAL FINANCIALS                                                                                            1,884,868
                                                                                                         -------------

HEALTH CARE - 0.14%
PHARMACEUTICALS - 0.14%
Abbott Laboratories, 3.50%, 2/17/2009                                                           135,000       130,870
Schering-Plough Corp.3, 5.55%, 12/1/2013                                                        125,000       129,765
                                                                                                         -------------
TOTAL HEALTH CARE                                                                                             260,635
                                                                                                         -------------

INDUSTRIALS - 0.78%
AEROSPACE & DEFENSE - 0.11%
Boeing Capital Corp., 6.50%, 2/15/2012                                                          115,000       126,179
Honeywell International, Inc., 7.50%, 3/1/2010                                                   75,000        83,981
                                                                                                         -------------
                                                                                                              210,160
                                                                                                         -------------

AIR FREIGHT & LOGISTICS - 0.07%
FedEx Corp., 3.50%, 4/1/2009                                                                    135,000       129,865
                                                                                                         -------------

AIRLINES - 0.15%
Southwest Airlines Co., 5.25%, 10/1/2014                                                        275,000       271,248
                                                                                                         -------------

INDUSTRIAL CONGLOMERATES - 0.24%
General Electric Capital Corp., 6.75%, 3/15/2032                                                290,000       347,718
Tyco International Group S.A., 6.375%, 10/15/2011 (Luxembourg)                                   80,000        86,662
                                                                                                         -------------
                                                                                                              434,380
                                                                                                         -------------

MACHINERY - 0.07%
John Deere Capital Corp., 7.00%, 3/15/2012                                                      115,000       129,370
                                                                                                         -------------

ROAD & RAIL - 0.14%
CSX Corp., 6.75%, 3/15/2011                                                                     165,000       179,460
Union Pacific Corp., 6.65%, 1/15/2011                                                            80,000        87,288
                                                                                                         -------------
                                                                                                              266,748
                                                                                                         -------------
TOTAL INDUSTRIALS                                                                                           1,441,771
                                                                                                         -------------

INFORMATION TECHNOLOGY - 0.13%
COMMUNICATIONS EQUIPMENT - 0.04%
Corning, Inc., 5.90%, 3/15/2014                                                                  75,000        76,598
                                                                                                         -------------

IT SERVICES - 0.09%
First Data Corp., 3.90%, 10/1/2009                                                              175,000       170,531
                                                                                                         -------------
TOTAL INFORMATION TECHNOLOGY                                                                                  247,129
                                                                                                         -------------

MATERIALS - 0.09%
METALS & MINING - 0.09%
Alcoa, Inc., 7.375%, 8/1/2010                                                                   155,000       173,412
                                                                                                         -------------

TELECOMMUNICATION SERVICES - 0.28%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.19%
AT&T Wireless (now known as New Cingular Wireless Services, Inc.), 7.875%, 3/1/2011             150,000       171,824
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                                                170,000       172,346
                                                                                                         -------------
                                                                                                              344,170
                                                                                                         -------------

WIRELESS TELECOMMUNICATION SERVICES - 0.09%
Vodafone Group plc, 7.75%, 2/15/2010 (United Kingdom)                                           150,000       168,702
                                                                                                         -------------
TOTAL TELECOMMUNICATION SERVICES                                                                              512,872
                                                                                                         -------------

UTILITIES - 0.27%
ELECTRIC UTILITIES - 0.24%
Allegheny Energy Supply Co. LLC4, 8.25%, 4/15/2012                                               80,000        90,000
American Electric Power Co., Inc., 5.375%, 3/15/2010                                            125,000       127,803
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013                                             75,000        87,775
TXU Energy Co., 7.00%, 3/15/2013                                                                120,000       132,766
                                                                                                         -------------
                                                                                                              438,344
                                                                                                         -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.03%
NRG Energy, Inc.4, 8.00%, 12/15/2013                                                             55,000        58,850
                                                                                                         -------------
TOTAL UTILITIES                                                                                               497,194
                                                                                                         -------------

TOTAL CORPORATE BONDS
(Identified Cost $7,326,312)                                                                                7,315,904
                                                                                                         -------------


U.S. TREASURY SECURITIES - 26.22%
U.S. TREASURY BONDS - 5.27%
U.S. Treasury Bond, 7.50%, 11/15/2024                                                           360,000       494,944
U.S. Treasury Bond, 6.00%, 2/15/2026                                                          3,450,000     4,108,194
U.S. Treasury Bond, 5.50%, 8/15/2028                                                          4,575,000     5,199,414
                                                                                                         -------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $9,115,894)                                                                                9,802,552
                                                                                                         -------------

U.S. TREASURY NOTES - 20.95%
U.S. Treasury Note, 1.625%, 9/30/2005                                                         4,000,000     3,988,592
U.S. Treasury Note, 5.75%, 11/15/2005                                                         3,435,000     3,456,067
U.S. Treasury Note, 5.875%, 11/15/2005                                                            5,000         5,032
U.S. Treasury Note, 1.875%, 12/31/2005                                                        3,500,000     3,474,982
U.S. Treasury Note, 3.125%, 1/31/2007                                                         3,000,000     2,962,734
U.S. Treasury Note, 3.625%, 4/30/2007                                                        17,200,000    17,088,475
U.S. Treasury Note, 5.625%, 5/15/2008                                                             5,000         5,205
U.S. Treasury Note, 3.25%, 8/15/2008                                                          4,500,000     4,395,587
U.S. Treasury Note, 3.875%, 5/15/2010                                                         3,600,000     3,555,983
                                                                                                         -------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $39,255,112)                                                                              38,932,657
                                                                                                         -------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $48,371,006)                                                                              48,735,209
                                                                                                         -------------

U.S. GOVERNMENT AGENCIES - 4.99%
MORTGAGE BACKED SECURITIES - 4.95%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017                                                       214,603       219,016
Fannie Mae, Pool #786281, 6.50%, 7/1/2034                                                       329,421       340,785
Fannie Mae, TBA5, 4.50%, 8/15/2020                                                              590,000       580,228
Fannie Mae, TBA5, 5.00%, 10/15/2020                                                             490,000       489,847
Fannie Mae, TBA5, 5.50%, 8/1/2035                                                             1,335,000     1,341,675
Fannie Mae, TBA5, 6.00%, 8/15/2035                                                              690,000       704,878
Fannie Mae, TBA5, 5.00%, 10/15/2035                                                           1,030,000     1,011,009
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019                                198,147       202,139
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034                                 177,718       183,835
Federal Home Loan Mortgage Corp., TBA5, 5.00%, 8/15/2020                                        390,000       390,975
Federal Home Loan Mortgage Corp., TBA5, 4.50%, 10/15/2020                                       635,000       622,896
Federal Home Loan Mortgage Corp., TBA5, 5.00%, 8/1/2035                                         710,000       698,684
Federal Home Loan Mortgage Corp., TBA5, 5.50%, 8/15/2035                                        920,000       924,887
Federal Home Loan Mortgage Corp., TBA5, 6.00%, 8/15/2035                                        345,000       352,331
GNMA, Pool #286310, 9.00%, 2/15/2020                                                              3,125         3,457
GNMA, Pool #288873, 9.50%, 8/15/2020                                                                287           322
GNMA, Pool #550290, 6.50%, 8/15/2031                                                            177,401       185,476
GNMA, TBA5, 5.50%, 8/15/2035                                                                    440,000       445,363
GNMA, TBA5, 6.00%, 8/15/2035                                                                    260,000       267,312
GNMA, TBA5, 5.00%, 9/15/2035                                                                    230,000       228,059
                                                                                                         -------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $9,236,844)                                                                                9,193,174
                                                                                                         -------------

OTHER AGENCIES - 0.04%
Fannie Mae, 5.50%, 2/15/2006                                                                      5,000         5,040
Fannie Mae, 4.25%, 7/15/2007                                                                      5,000         5,008
Fannie Mae, 5.75%, 2/15/2008                                                                     55,000        56,971
Fannie Mae, 5.25%, 1/15/2009                                                                      5,000         5,148
Fannie Mae, 6.375%, 6/15/2009                                                                    10,000        10,705
                                                                                                         -------------

TOTAL OTHER AGENCIES
(Identified Cost $82,355)                                                                                      82,872
                                                                                                         -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $9,319,199)                                                                                9,276,046
                                                                                                         -------------

SHORT-TERM INVESTMENTS - 18.27%
Dreyfus Treasury Cash Management - Institutional Shares                                       7,273,014     7,273,014
Fannie Mae Discount Note, 8/5/2005                                                           $2,000,000     1,999,313
Fannie Mae Discount Note, 8/10/2005                                                             290,000       289,762
Fannie Mae Discount Note, 8/11/2005                                                             725,000       724,382
Fannie Mae Discount Note, 9/6/2005                                                            9,000,000     8,970,379
Federal Home Loan Bank Discount Note, 9/9/2005                                                4,000,000     3,985,830
Freddie Mac Discount Note, 9/12/2005                                                          3,000,000     2,988,555
Freddie Mac Discount Note, 9/20/2005                                                            231,000       229,922
U.S. Treasury Bill, 8/11/2005                                                                 7,500,000     7,494,146
                                                                                                         -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $33,955,685)                                                                              33,955,303
                                                                                                         -------------

TOTAL INVESTMENTS - 101.18%
(Identified Cost $177,494,285)                                                                            188,044,856

LIABILITIES, LESS OTHER ASSETS - (1.18%)                                                                   (2,196,525)
                                                                                                         -------------

NET ASSETS - 100%                                                                                        $185,848,331
                                                                                                         =============




*Non-income  producing  security
1Affiliate of Custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
3The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade.The coupon rate stated is the rate as of July 31, 2005. 4Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $148,850, or 0.08%, of the Series' net assets as of July 31, 2005.
5Security purchased on a forward commitment or when-issued basis. TBA - to be announced.
ADR  -  American  Depository  Receipt


FEDERAL TAX INFORMATION:

On July 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $177,501,737

Unrealized appreciation               $ 11,412,733
Unrealized depreciation                   (869,614)
                                      -------------

Net unrealized appreciation           $ 10,543,119
                                      =============




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JULY 31, 2005 (unaudited)

                                                                                           SHARES/
PRO-BLENDR EXTENDED TERM SERIES                                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------  -----------------  -------------

COMMON STOCKS - 63.16%
CONSUMER DISCRETIONARY - 10.15%
AUTO COMPONENTS - 0.03%
Azure Dynamics Corp.* (Canada)                                                                  114,825  $     92,904
                                                                                                         -------------

AUTOMOBILES - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany)                                                       2,550       119,693
                                                                                                         -------------

DIVERSIFIED CONSUMER SERVICES - 0.09%
Career Education Corp.*                                                                           3,650       141,583
Corinthian Colleges, Inc.                                                                        13,225       181,579
                                                                                                         -------------
                                                                                                              323,162
                                                                                                         -------------

HOTELS, RESTAURANTS & LEISURE - 1.93%
Carnival Corp.                                                                                   63,575     3,331,330
Club Mediterranee S.A.* (France)                                                                  5,925       282,923
International Game Technology                                                                   119,375     3,266,100
                                                                                                         -------------
                                                                                                            6,880,353
                                                                                                         -------------

HOUSEHOLD DURABLES - 0.17%
Corporacion GEO S.A. de C.V. - Series B* (Mexico)                                                49,750       137,748
Interface, Inc. - Class A*                                                                       21,850       223,088
Sony Corp. - ADR (Japan)                                                                          7,425       241,387
                                                                                                         -------------
                                                                                                              602,223
                                                                                                         -------------

INTERNET & CATALOG RETAIL - 0.03%
IAC/InterActiveCorp*                                                                              4,075       108,802
                                                                                                         -------------

LEISURE EQUIPMENT & PRODUCTS - 0.14%
Hasbro, Inc.                                                                                      5,000       109,700
K2, Inc.*                                                                                         2,175        28,928
Marvel Enterprises, Inc.*                                                                        10,500       203,595
Sega Sammy Holdings, Inc. (Japan)                                                                 2,550       157,673
                                                                                                         -------------
                                                                                                              499,896
                                                                                                         -------------

MEDIA - 5.08%
Acme Communications, Inc.*                                                                       20,450        86,912
Belo Corp. - Class A                                                                              5,425       129,549
The E.W. Scripps Co. - Class A                                                                   63,900     3,228,867
Gannett Co., Inc.                                                                                37,025     2,701,344
Harris Interactive, Inc.*                                                                        52,850       212,986
Impresa S.A. (SGPS)* (Portugal)                                                                  19,400       125,852
The McGraw-Hill Companies, Inc.                                                                   1,575        72,466
Media Capital S.A. (SGPS)* (Portugal)                                                            20,250       163,532
News Corp. - Class A                                                                             11,850       194,103
Pearson plc (United Kingdom)                                                                    244,550     2,928,408
PT Multimedia S.A. (SGPS) (Portugal)                                                              8,650        87,371
Reed Elsevier plc - ADR (United Kingdom)                                                          7,025       259,223
Time Warner, Inc.*                                                                              438,050     7,455,611
VNU N.V. (Netherlands)                                                                           10,794       309,671
Wolters Kluwer N.V. (Netherlands)                                                                 8,425       163,862
                                                                                                         -------------
                                                                                                           18,119,757
                                                                                                         -------------

MULTILINE RETAIL - 0.02%
Don Quijote Co. Ltd. (Japan)                                                                      1,100        62,731
                                                                                                         -------------

SPECIALTY RETAIL - 2.59%
Build-A-Bear-Workshop, Inc.*                                                                      5,225       125,400
Douglas Holding AG (Germany)                                                                     10,875       418,807
Kingfisher plc (United Kingdom)                                                                  47,175       213,810
KOMERI Co. Ltd. (Japan)                                                                           2,400        72,171
Office Depot, Inc.*                                                                             161,975     4,596,850
RadioShack Corp.                                                                                163,000     3,825,610
                                                                                                         -------------
                                                                                                            9,252,648
                                                                                                         -------------

TEXTILES, APPAREL & LUXURY GOODS - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)                                                  1,925       160,008
                                                                                                         -------------

TOTAL CONSUMER DISCRETIONARY                                                                               36,222,177
                                                                                                         -------------

CONSUMER STAPLES - 9.28%
BEVERAGES - 1.74%
The Coca-Cola Co.                                                                                79,225     3,466,886
Diageo plc (United Kingdom)                                                                       5,050        69,796
Diageo plc - ADR (United Kingdom)                                                                45,500     2,532,985
Grupo Modelo S.A. de C.V. - Series C (Mexico)                                                    25,100        82,814
Scottish & Newcastle plc (United Kingdom)                                                         8,675        69,902
                                                                                                         -------------
                                                                                                            6,222,383
                                                                                                         -------------

FOOD & STAPLES RETAILING - 1.27%
Carrefour S.A. (France)                                                                          86,600     4,089,007
Metro AG (Germany)                                                                                2,725       137,192
Pathmark Stores, Inc.*                                                                           19,825       220,850
Tesco plc (United Kingdom)                                                                       14,600        83,564
                                                                                                         -------------
                                                                                                            4,530,613
                                                                                                         -------------

FOOD PRODUCTS - 4.95%
Cadbury Schweppes plc (United Kingdom)                                                           23,650       227,892
Groupe Danone (France)                                                                              950        93,998
The Hain Celestial Group, Inc.*                                                                   4,425        87,748
Nestle S.A. (Switzerland)                                                                        27,000     7,408,600
Suedzucker AG (Germany)                                                                           3,025        63,456
Unilever plc - ADR (United Kingdom)                                                             250,949     9,794,539
                                                                                                         -------------
                                                                                                           17,676,233
                                                                                                         -------------

HOUSEHOLD PRODUCTS - 0.19%
Henkel KGaA (Germany)                                                                             1,650       154,896
Kao Corp. (Japan)                                                                                 3,000        68,594
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)                                             20,400       368,846
Reckitt Benckiser plc (United Kingdom)                                                            2,475        74,420
                                                                                                         -------------
                                                                                                              666,756
                                                                                                         -------------

PERSONAL PRODUCTS - 1.13%
Clarins S.A. (France)                                                                             6,352       409,372
The Estee Lauder Companies, Inc. - Class A                                                       87,100     3,409,094
Shiseido Co. Ltd. (Japan)                                                                        15,000       204,448
                                                                                                         -------------
                                                                                                            4,022,914
                                                                                                         -------------

TOTAL CONSUMER STAPLES                                                                                     33,118,899
                                                                                                         -------------

ENERGY - 6.52%
ENERGY EQUIPMENT & SERVICES - 4.66%
Abbot Group plc (United Kingdom)                                                                 68,025       307,410
Atwood Oceanics, Inc.*                                                                            1,700       115,889
Baker Hughes, Inc.                                                                               30,775     1,740,018
Compagnie Generale de Geophysique S.A. (CGG)* (France)                                            1,775       167,879
Cooper Cameron Corp.*                                                                            30,975     2,198,606
Helmerich & Payne, Inc.                                                                           6,075       347,004
National-Oilwell Varco, Inc.*                                                                    50,324     2,634,461
Pride International, Inc.*                                                                       12,075       314,192
Schlumberger Ltd.                                                                                60,950     5,103,953
Smedvig ASA - Class A (Norway)                                                                   11,375       277,820
Transocean, Inc.*                                                                                29,950     1,690,079
Weatherford International Ltd.*                                                                  27,400     1,733,872
                                                                                                         -------------
                                                                                                           16,631,183
                                                                                                         -------------

OIL, GAS & CONSUMABLE FUELS - 1.86%
Amerada Hess Corp.                                                                               46,175     5,442,185
BP plc (United Kingdom)                                                                           7,600        84,125
Eni S.p.A. (Italy)                                                                               13,075       371,465
Forest Oil Corp.*                                                                                 5,100       228,276
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)                                               5,850       267,462
Royal Dutch Shell plc - Class B (United Kingdom)                                                  2,679        85,076
Total S.A. (France)                                                                                 675       169,425
                                                                                                         -------------
                                                                                                            6,648,014
                                                                                                         -------------

TOTAL ENERGY                                                                                               23,279,197
                                                                                                         -------------

FINANCIALS - 6.16%
CAPITAL MARKETS - 2.30%
The Bank of New York Co., Inc.                                                                  112,150     3,451,977
The Charles Schwab Corp.                                                                          6,300        86,310
Deutsche Bank AG (Germany)                                                                        4,350       377,401
Franklin Resources, Inc.                                                                            875        70,717
Janus Capital Group, Inc.                                                                         6,925       104,014
Mellon Financial Corp.1                                                                           1,150        35,029
Merrill Lynch & Co., Inc.                                                                         1,875       110,213
Piper Jaffray Companies, Inc.*                                                                    1,150        39,572
SEI Investments Co.                                                                              98,400     3,804,144
State Street Corp.                                                                                1,425        70,880
T. Rowe Price Group, Inc.                                                                         1,100        72,985
                                                                                                         -------------
                                                                                                            8,223,242
                                                                                                         -------------

COMMERCIAL BANKS - 3.37%
Banca Intesa S.p.A. (Italy)                                                                      30,335       147,500
Banca Monte dei Paschi di Siena S.p.A. (Italy)                                                   10,950        41,559
Banco BPI S.A. (Portugal)                                                                        22,825        91,333
Banco Espirito Santo S.A. (BES) (Portugal)                                                        4,050        62,368
Bank of America Corp.*                                                                            3,100       135,160
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)                                        11,750       308,318
BNP Paribas S.A. (France)                                                                         1,550       112,110
Commerzbank AG (Germany)                                                                         12,075       269,993
Hong Leong Bank Berhad (Malaysia)                                                                36,300        53,724
KeyCorp.                                                                                          2,075        71,048
M&T Bank Corp.                                                                                      650        70,532
Marshall & Ilsley Corp.                                                                           2,325       106,764
Metropolitan Bank & Trust Co. (Philippines)                                                     115,000        57,397
North Fork Bancorp., Inc.                                                                         3,650        99,974
PNC Financial Services Group, Inc.                                                               61,450     3,368,689
SanPaolo IMI S.p.A. (Italy)                                                                       3,025        43,833
Societe Generale (France)                                                                           675        73,868
U.S. Bancorp                                                                                    103,525     3,111,962
UniCredito Italiano S.p.A. (Italy)                                                               29,175       154,595
Wachovia Corp.                                                                                   69,500     3,501,410
Wells Fargo & Co.                                                                                   575        35,271
Zions Bancorp.                                                                                    1,425       101,859
                                                                                                         -------------
                                                                                                           12,019,267
                                                                                                         -------------

CONSUMER FINANCE - 0.04%
Capital One Financial Corp.                                                                         450        37,125
MoneyGram International, Inc.                                                                     2,925        61,542
Takefuji Corp. (Japan)                                                                              950        61,530
                                                                                                         -------------
                                                                                                              160,197
                                                                                                         -------------

DIVERSIFIED FINANCIAL SERVICES - 0.14%
Citigroup, Inc.                                                                                   3,725       162,037
ING Groep N.V. (Netherlands)                                                                      5,250       159,021
JPMorgan Chase & Co.                                                                              2,975       104,542
Moody's Corp.                                                                                       775        36,665
Principal Financial Group, Inc.                                                                     825        36,259
                                                                                                         -------------
                                                                                                              498,524
                                                                                                         -------------

INSURANCE - 0.28%
Allianz AG (Germany)                                                                              1,275       161,945
Ambac Financial Group, Inc.                                                                         500        35,920
American International Group, Inc.*                                                               2,925       176,085
Assicurazioni Generali S.p.A. (Italy)                                                             5,100       166,846
Axa (France)                                                                                      6,550       179,019
Marsh & McLennan Companies, Inc.                                                                  1,275        36,937
MBIA, Inc.                                                                                        1,175        71,369
Muenchener Rueckver AG (Germany)                                                                  1,175       136,635
Torchmark Corp.                                                                                     675        35,282
                                                                                                         -------------
                                                                                                            1,000,038
                                                                                                         -------------

THRIFTS & MORTGAGE FINANCE - 0.03%
Flagstar Bancorp, Inc.                                                                            3,975        73,259
New York Community Bancorp., Inc.                                                                 1,900        34,884
                                                                                                         -------------
                                                                                                              108,143
                                                                                                         -------------

TOTAL FINANCIALS                                                                                           22,009,411
                                                                                                         -------------

HEALTH CARE - 11.51%
BIOTECHNOLOGY - 0.33%
Caliper Life Sciences, Inc.*                                                                     36,700       257,267
Diversa Corp.*                                                                                   42,600       224,928
Millennium Pharmaceuticals, Inc.*                                                                42,150       435,409
Neurocrine Biosciences, Inc.*                                                                     3,275       162,375
Xenogen Corp.*                                                                                   37,250       116,593
                                                                                                         -------------
                                                                                                            1,196,572
                                                                                                         -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.52%
Advanced Neuromodulation Systems, Inc.*                                                          10,200       510,408
DENTSPLY International, Inc.                                                                      6,825       380,494
PerkinElmer, Inc.                                                                                20,750       435,335
Thermo Electron Corp.*                                                                            7,425       221,710
Zoll Medical Corp.*                                                                              10,725       291,291
                                                                                                         -------------
                                                                                                            1,839,238
                                                                                                         -------------

HEALTH CARE PROVIDERS & SERVICES - 4.31%
Allscripts Healthcare Solutions, Inc.*                                                            8,100       137,457
American Healthways, Inc.*                                                                        3,175       141,510
AmerisourceBergen Corp.                                                                           4,050       290,749
AMICAS, Inc.*                                                                                   100,175       512,896
AMN Healthcare Services, Inc.*                                                                   32,875       555,916
Cardinal Health, Inc.                                                                             4,850       288,963
Cross Country Healthcare, Inc.*                                                                  24,350       480,669
Eclipsys Corp.*                                                                                  22,375       379,704
Express Scripts, Inc.*                                                                            5,350       279,805
HCA, Inc.                                                                                         4,375       215,469
IDX Systems Corp.*                                                                               14,200       454,400
McKesson Corp.                                                                                    6,150       276,750
Omnicell, Inc.*                                                                                  60,250       507,908
Triad Hospitals, Inc.*                                                                            6,325       314,163
WebMD Corp.*                                                                                    993,800    10,544,218
                                                                                                         -------------
                                                                                                           15,380,577
                                                                                                         -------------

PHARMACEUTICALS - 6.35%
AstraZeneca plc (United Kingdom)                                                                  1,450        65,221
AstraZeneca plc - ADR (United Kingdom)                                                            5,000       227,200
Bristol-Myers Squibb Co.                                                                          9,925       247,926
GlaxoSmithKline plc (United Kingdom)                                                             29,050       685,002
GlaxoSmithKline plc - ADR (United Kingdom)                                                      111,675     5,297,862
Merck & Co., Inc.                                                                                 7,650       237,609
Novartis AG - ADR (Switzerland)                                                                 152,175     7,412,444
Pfizer, Inc.                                                                                    118,175     3,131,638
Roche Holding AG - ADR (Switzerland)                                                              2,300       156,775
Sanofi-Aventis (France)                                                                           1,250       108,145
Sanofi-Aventis - ADR (France)                                                                     6,675       289,028
Schering AG (Germany)                                                                            10,750       677,170
Schering-Plough Corp.                                                                           161,600     3,364,512
Shire Pharmaceuticals Group plc (United Kingdom)                                                  7,425        85,713
Takeda Pharmaceutical Co. Ltd. (Japan)                                                            1,700        86,966
Valeant Pharmaceuticals International                                                            16,000       315,680
Wyeth                                                                                             5,950       272,213
                                                                                                         -------------
                                                                                                           22,661,104
                                                                                                         -------------

TOTAL HEALTH CARE                                                                                          41,077,491
                                                                                                         -------------

INDUSTRIALS - 6.27%
AEROSPACE & DEFENSE - 0.98%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)                                 108,675     3,514,549
                                                                                                         -------------

AIR FREIGHT & LOGISTICS - 0.99%
United Parcel Service, Inc. - Class B                                                            48,550     3,542,694
                                                                                                         -------------

AIRLINES - 1.08%
AirTran Holdings, Inc.*                                                                          15,500       177,320
Deutsche Lufthansa AG* (Germany)                                                                 11,325       142,129
JetBlue Airways Corp.*                                                                            3,875        81,375
Southwest Airlines Co.                                                                          243,950     3,461,650
                                                                                                         -------------
                                                                                                            3,862,474
                                                                                                         -------------

BUILDING PRODUCTS - 0.04%
Trex Co., Inc.*                                                                                   4,225       124,215
                                                                                                         -------------

COMMERCIAL SERVICES & SUPPLIES - 0.40%
Aggreko plc (United Kingdom)                                                                     23,025        83,606
BWT AG (Austria)                                                                                  4,418       180,534
ChoicePoint, Inc.*                                                                                1,725        75,210
The Dun & Bradstreet Corp.*                                                                       2,225       140,909
Herman Miller, Inc.                                                                               3,300       105,369
Quebecor World, Inc. (Canada)                                                                     9,100       172,900
Tomra Systems ASA (Norway)                                                                      122,200       662,821
                                                                                                         -------------
                                                                                                            1,421,349
                                                                                                         -------------

CONSTRUCTION & ENGINEERING - 0.19%
Hochtief AG (Germany)                                                                             2,625        99,850
Infrasource Services, Inc.*                                                                       6,225        83,415
Insituform Technologies, Inc. - Class A*                                                          6,275       120,794
Koninklijke Boskalis Westminster N.V. (Netherlands)                                               9,728       389,262
                                                                                                         -------------
                                                                                                              693,321
                                                                                                         -------------

ELECTRICAL EQUIPMENT - 0.10%
Gamesa Corporacion Tecnologica S.A. (Spain)                                                       9,700       127,734
Global Power Equipment Group, Inc.*                                                              10,725       101,566
Plug Power, Inc.*                                                                                16,425       117,439
                                                                                                         -------------
                                                                                                              346,739
                                                                                                         -------------

INDUSTRIAL CONGLOMERATES - 0.12%
Siemens AG (Germany)                                                                              4,125       317,866
Sonae S.A. (SGPS) (Portugal)                                                                     77,250       109,594
                                                                                                         -------------
                                                                                                              427,460
                                                                                                         -------------

MACHINERY - 1.27%
AGCO Corp.*                                                                                     174,750     3,615,577
Albany International Corp. - Class A                                                              2,900       101,616
FANUC Ltd. (Japan)                                                                                1,000        71,174
Gardner Denver, Inc.*                                                                             2,850       117,135
The Greenbrier Companies, Inc.                                                                    3,425        98,983
Lindsay Manufacturing Co.                                                                         3,975        97,666
MAN AG (Germany)                                                                                  5,275       245,936
Wabtec Corp.                                                                                      7,575       185,057
                                                                                                         -------------
                                                                                                            4,533,144
                                                                                                         -------------

ROAD & RAIL - 1.10%
CSX Corp.                                                                                        85,950     3,914,163
                                                                                                         -------------

TOTAL INDUSTRIALS                                                                                          22,380,108
                                                                                                         -------------

INFORMATION TECHNOLOGY - 5.70%
COMMUNICATIONS EQUIPMENT - 1.77%
Avaya, Inc.*                                                                                     33,950       350,703
Cisco Systems, Inc.*                                                                            271,325     5,195,874
Nokia Oyj - ADR (Finland)                                                                        24,775       395,161
Polycom, Inc.*                                                                                   13,025       215,824
Research In Motion Ltd. (RIM)* (Canada)                                                           2,050       144,853
                                                                                                         -------------
                                                                                                            6,302,415
                                                                                                         -------------

COMPUTERS & PERIPHERALS - 0.16%
EMC Corp.*                                                                                       10,750       147,167
International Business Machines (IBM) Corp.                                                       2,525       210,737
Logitech International S.A. - ADR* (Switzerland)                                                  5,650       220,124
                                                                                                         -------------
                                                                                                              578,028
                                                                                                         -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.20%
DTS, Inc.*                                                                                        8,500       160,480
KEYENCE Corp. (Japan)                                                                               300        72,011
Mabuchi Motor Co. Ltd. (Japan)                                                                      800        44,413
Mettler-Toledo International, Inc.* (Switzerland)                                                 3,900       204,750
Solectron Corp.*                                                                                 56,050       215,232
                                                                                                         -------------
                                                                                                              696,886
                                                                                                         -------------

INTERNET SOFTWARE & SERVICES - 0.07%
Corillian Corp.*                                                                                 40,100       131,929
Online Resources Corp.*                                                                          12,050       122,669
                                                                                                         -------------
                                                                                                              254,598
                                                                                                         -------------

IT SERVICES - 1.12%
The BISYS Group, Inc.*2                                                                           9,975       156,907
CheckFree Corp.*                                                                                  1,050        35,553
First Data Corp.                                                                                 90,500     3,723,170
Fiserv, Inc.*                                                                                     1,600        70,992
                                                                                                         -------------
                                                                                                            3,986,622
                                                                                                         -------------

OFFICE ELECTRONICS - 0.01%
Canon, Inc. (Japan)                                                                               1,000        49,466
                                                                                                         -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.33%
ATI Technologies, Inc.* (Canada)                                                                  7,150        90,019
Cabot Microelectronics Corp.*                                                                     8,050       242,063
Cymer, Inc.*                                                                                      3,900       135,330
Exar Corp.*                                                                                       8,700       138,548
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)                                       33,558       288,263
Zoran Corp.*                                                                                     19,275       277,560
                                                                                                         -------------
                                                                                                            1,171,783
                                                                                                         -------------

SOFTWARE - 2.04%
Amdocs Ltd.* (Guernsey)                                                                          11,425       339,208
Blackbaud, Inc.                                                                                  20,997       300,257
F-Secure Oyj* (Finland)                                                                          14,400        31,779
Opsware, Inc.*                                                                                   10,550        59,080
PalmSource, Inc.*                                                                                24,650       192,270
SAP AG (Germany)                                                                                  1,575       270,235
SAP AG - ADR (Germany)                                                                            3,150       134,883
Symantec Corp.*                                                                                 173,950     3,821,682
Synopsys, Inc.*                                                                                  92,100     1,704,771
Take-Two Interactive Software, Inc.*                                                              6,250       153,812
Verity, Inc.*                                                                                    28,625       288,254
                                                                                                         -------------
                                                                                                            7,296,231
                                                                                                         -------------

TOTAL INFORMATION TECHNOLOGY                                                                               20,336,029
                                                                                                         -------------

MATERIALS - 3.28%
CHEMICALS - 2.75%
Air Liquide S.A. (France)                                                                           742       131,809
Bayer AG (Germany)                                                                                6,775       242,181
Degussa AG (Germany)                                                                              1,500        61,477
Engelhard Corp.                                                                                 117,050     3,358,164
Lanxess* (Germany)                                                                                3,125        90,374
Lonza Group AG (Switzerland)                                                                     61,600     3,402,034
Minerals Technologies, Inc.                                                                      40,500     2,520,720
                                                                                                         -------------
                                                                                                            9,806,759
                                                                                                         -------------

PAPER & FOREST PRODUCTS - 0.53%
Aracruz Celulose S.A. - ADR (Brazil)                                                             38,750     1,441,887
Sappi Ltd. - ADR (South Africa)                                                                  42,950       453,123
                                                                                                         -------------
                                                                                                            1,895,010
                                                                                                         -------------

TOTAL MATERIALS                                                                                            11,701,769
                                                                                                         -------------

TELECOMMUNICATION SERVICES - 2.26%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.14%
Deutsche Telekom AG (Germany)                                                                    12,525       248,313
Telecom Italia S.p.A. (Italy)                                                                    58,025       189,793
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico)                                          3,950        76,116
                                                                                                         -------------
                                                                                                              514,222
                                                                                                         -------------

WIRELESS TELECOMMUNICATION SERVICES - 2.12%
Maxis Communications Berhad (Malaysia)                                                           32,500        86,667
Vodafone Group plc - ADR (United Kingdom)                                                       288,800     7,459,704
                                                                                                         -------------
                                                                                                            7,546,371
                                                                                                         -------------

TOTAL TELECOMMUNICATION SERVICES                                                                            8,060,593
                                                                                                         -------------

UTILITIES - 2.03%
ELECTRIC UTILITIES - 1.94%
Allegheny Energy, Inc.*                                                                         227,250     6,476,625
E.ON AG (Germany)                                                                                 3,950       365,448
Westar Energy, Inc.                                                                               3,850        93,670
                                                                                                         -------------
                                                                                                            6,935,743
                                                                                                         -------------

MULTI-UTILITIES - 0.09%
Aquila, Inc.*                                                                                    46,175       171,771
National Grid plc (United Kingdom)                                                                8,475        78,089
Suez S.A. (France)                                                                                2,575        70,721
                                                                                                         -------------
                                                                                                              320,581
                                                                                                         -------------

TOTAL UTILITIES                                                                                             7,256,324
                                                                                                         -------------

TOTAL COMMON STOCKS
(Identified Cost $192,392,965)                                                                            225,441,998
                                                                                                         -------------

CORPORATE BONDS - 3.80%
CONSUMER DISCRETIONARY - 0.97%
AUTOMOBILES - 0.27%
General Motors Acceptance Corp., 6.125%, 9/15/2006                                    $         965,000       971,359
                                                                                                         -------------

MEDIA - 0.35%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011                              500,000       546,666
Comcast Cable Communications, Inc., 6.75%, 1/30/2011                                            430,000       467,594
The Walt Disney Co., 6.375%, 3/1/2012                                                           215,000       233,875
                                                                                                         -------------
                                                                                                            1,248,135
                                                                                                         -------------

MULTILINE RETAIL - 0.20%
JC Penney Co., Inc., 8.00%, 3/1/2010                                                            275,000       302,752
Target Corp., 5.875%, 3/1/2012                                                                  365,000       388,972
                                                                                                         -------------
                                                                                                              691,724
                                                                                                         -------------

SPECIALTY RETAIL - 0.15%
The Gap, Inc.3, 9.55%, 12/15/2008                                                               205,000       233,758
Lowe's Companies, Inc., 8.25%, 6/1/2010                                                         265,000       305,764
                                                                                                         -------------
                                                                                                              539,522
                                                                                                         -------------

TOTAL CONSUMER DISCRETIONARY                                                                                3,450,740
                                                                                                         -------------

CONSUMER STAPLES - 0.13%
BEVERAGES - 0.02%
Diageo Finance BV, 3.875%, 4/1/2011 (Netherlands)                                                80,000        76,863
                                                                                                         -------------

FOOD & STAPLES RETAILING - 0.04%
The Kroger Co., 7.25%, 6/1/2009                                                                 140,000       151,290
                                                                                                         -------------

FOOD PRODUCTS - 0.02%
General Mills, Inc., 6.00%, 2/15/2012                                                            70,000        74,698
                                                                                                         -------------

HOUSEHOLD PRODUCTS - 0.05%
The Procter & Gamble Co., 4.85%, 12/15/2015                                                     155,000       155,147
                                                                                                         -------------

TOTAL CONSUMER STAPLES                                                                                        457,998
                                                                                                         -------------

ENERGY - 0.09%
OIL, GAS & CONSUMABLE FUELS - 0.09%
Amerada Hess Corp., 6.65%, 8/15/2011                                                            295,000       320,381
                                                                                                         -------------

FINANCIALS - 0.97%
CAPITAL MARKETS - 0.20%
The Goldman Sachs Group, Inc., 6.875%, 1/15/2011                                                215,000       235,390
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012                                               215,000       234,918
Merrill Lynch & Co., Inc.,  6.00%, 2/17/2009                                                    225,000       235,035
                                                                                                         -------------
                                                                                                              705,343
                                                                                                         -------------

COMMERCIAL BANKS - 0.61%
Bank of America Corp., 7.40%, 1/15/2011                                                         545,000       618,958
PNC Funding Corp., 7.50%, 11/1/2009                                                             280,000       308,916
U.S. Bank National Association, 6.375%, 8/1/2011                                                575,000       624,463
Wachovia Corp., 5.25%, 8/1/2014                                                                 615,000       626,469
                                                                                                         -------------
                                                                                                            2,178,806
                                                                                                         -------------

DIVERSIFIED FINANCIAL SERVICES - 0.07%
Citigroup, Inc., 5.00%, 9/15/2014                                                               235,000       235,298
                                                                                                         -------------

INSURANCE - 0.09%
American International Group, Inc., 4.25%, 5/15/2013                                            345,000       329,337
                                                                                                         -------------

TOTAL FINANCIALS                                                                                            3,448,784
                                                                                                         -------------

HEALTH CARE - 0.13%
PHARMACEUTICALS - 0.13%
Abbott Laboratories, 3.50%, 2/17/2009                                                           240,000       232,657
Schering-Plough Corp.3, 5.55%, 12/1/2013                                                        225,000       233,577
                                                                                                         -------------
TOTAL HEALTH CARE                                                                                             466,234
                                                                                                         -------------

INDUSTRIALS - 0.75%
AEROSPACE & DEFENSE - 0.11%
Boeing Capital Corp., 6.50%, 2/15/2012                                                          215,000       235,900
Honeywell International, Inc., 7.50%, 3/1/2010                                                  140,000       156,764
                                                                                                         -------------
                                                                                                              392,664
                                                                                                         -------------

AIR FREIGHT & LOGISTICS - 0.07%
FedEx Corp., 3.50%, 4/1/2009                                                                    240,000       230,870
                                                                                                         -------------

AIRLINES - 0.15%
Southwest Airlines Co., 5.25%, 10/1/2014                                                        525,000       517,837
                                                                                                         -------------

INDUSTRIAL CONGLOMERATES - 0.22%
General Electric Capital Corp., 6.75%, 3/15/2032                                                535,000       641,479
Tyco International Group S.A., 6.375%, 10/15/2011 (Luxembourg)                                  145,000       157,075
                                                                                                         -------------
                                                                                                              798,554
                                                                                                         -------------

MACHINERY - 0.06%
John Deere Capital Corp., 7.00%, 3/15/2012                                                      205,000       230,616
                                                                                                         -------------

ROAD & RAIL - 0.14%
CSX Corp., 6.75%, 3/15/2011                                                                     320,000       348,044
Union Pacific Corp., 6.65%, 1/15/2011                                                           145,000       158,210
                                                                                                         -------------
                                                                                                              506,254
                                                                                                         -------------

TOTAL INDUSTRIALS                                                                                           2,676,795
                                                                                                         -------------

INFORMATION TECHNOLOGY - 0.13%
COMMUNICATIONS EQUIPMENT - 0.04%
Corning, Inc., 5.90%, 3/15/2014                                                                 160,000       163,409
                                                                                                         -------------

IT SERVICES - 0.09%
First Data Corp., 3.90%, 10/1/2009                                                              320,000       311,828
                                                                                                         -------------

TOTAL INFORMATION TECHNOLOGY                                                                                  475,237
                                                                                                         -------------

MATERIALS - 0.08%
METALS & MINING - 0.08%
Alcoa, Inc., 7.375%, 8/1/2010                                                                   275,000       307,666
                                                                                                         -------------

TELECOMMUNICATION SERVICES - 0.26%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.17%
AT&T Wireless (now known as New Cingular Wireless Services, Inc.), 7.875%, 3/1/2011             270,000       309,284
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                                                300,000       304,140
                                                                                                         -------------
                                                                                                              613,424
                                                                                                         -------------

WIRELESS TELECOMMUNICATION SERVICES - 0.09%
Vodafone Group plc, 7.75%, 2/15/2010 (United Kingdom)                                           270,000       303,664
                                                                                                         -------------

TOTAL TELECOMMUNICATION SERVICES                                                                              917,088
                                                                                                         -------------

UTILITIES - 0.29%
ELECTRIC UTILITIES - 0.25%
Allegheny Energy Supply Co. LLC4, 8.25%, 4/15/2012                                              220,000       247,500
American Electric Power Co., Inc., 5.375%, 3/15/2010                                            230,000       235,157
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013                                            135,000       157,995
TXU Energy Co., 7.00%, 3/15/2013                                                                215,000       237,872
                                                                                                         -------------
                                                                                                              878,524
                                                                                                         -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.04%
NRG Energy, Inc.4, 8.00%, 12/15/2013                                                            150,000       160,500
                                                                                                         -------------

TOTAL UTILITIES                                                                                             1,039,024
                                                                                                         -------------

TOTAL CORPORATE BONDS
(Identified Cost $13,572,890)                                                                              13,559,947
                                                                                                         -------------

U.S. TREASURY SECURITIES - 19.08%
U.S. TREASURY BONDS - 8.49%
U.S. Treasury Bond, 7.25%, 8/15/2022                                                              5,000         6,591
U.S. Treasury Bond, 6.00%, 2/15/2026                                                          6,035,000     7,186,364
U.S. Treasury Bond, 5.50%, 8/15/2028                                                         20,310,000    23,081,990
                                                                                                         -------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $27,323,259)                                                                              30,274,945
                                                                                                         -------------

U.S. TREASURY NOTES - 10.59%
U.S. Treasury Note, 1.625%, 9/30/2005                                                         8,500,000     8,475,758
U.S. Treasury Note, 1.875%, 12/31/2005                                                       15,000,000    14,892,780
U.S. Treasury Note, 3.125%, 1/31/2007                                                         8,000,000     7,900,624
U.S. Treasury Note, 3.00%, 2/15/2008                                                          6,700,000     6,532,761
                                                                                                         -------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $38,239,691)                                                                              37,801,923
                                                                                                         -------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $65,562,950)                                                                              68,076,868
                                                                                                         -------------

U.S. GOVERNMENT AGENCIES - 5.28%
MORTGAGE BACKED SECURITIES - 5.23%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017                                                         2,986         3,047
Fannie Mae, Pool #725793, 5.50%, 9/1/2019                                                       580,907       592,821
Fannie Mae, Pool #725686, 6.50%, 7/1/2034                                                       818,529       847,644
Fannie Mae, TBA5, 4.50%, 8/15/2020                                                            1,125,000     1,106,368
Fannie Mae, TBA5, 5.00%, 10/15/2020                                                             940,000       939,707
Fannie Mae, TBA5, 5.50%, 8/1/2035                                                             2,835,000     2,849,175
Fannie Mae, TBA5, 6.00%, 8/15/2035                                                            1,315,000     1,343,354
Fannie Mae, TBA5, 5.00%, 10/15/2035                                                           1,955,000     1,918,954
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019                                544,903       555,880
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034                                 473,823       490,027
Federal Home Loan Mortgage Corp., TBA5, 5.00%, 8/15/2020                                        740,000       741,850
Federal Home Loan Mortgage Corp., TBA5, 4.50%, 10/15/2020                                     1,215,000     1,191,840
Federal Home Loan Mortgage Corp., TBA5, 5.00%, 8/1/2035                                       1,340,000     1,318,643
Federal Home Loan Mortgage Corp., TBA5, 5.50%, 8/15/2035                                      1,750,000     1,759,296
Federal Home Loan Mortgage Corp., TBA5, 6.00%, 8/15/2035                                        660,000       674,025
GNMA, Pool #631703, 6.50%, 9/15/2034                                                            499,635       522,255
GNMA, TBA5, 5.50%, 8/15/2035                                                                    840,000       850,238
GNMA, TBA5, 6.00%, 8/15/2035                                                                    500,000       514,062
GNMA, TBA5, 5.00%, 9/15/2035                                                                    434,000       430,338
                                                                                                         -------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $18,736,413)                                                                              18,649,524
                                                                                                         -------------

OTHER AGENCIES - 0.05%
Fannie Mae, 4.25%, 7/15/2007                                                                    190,000       190,288
Fannie Mae, 5.75%, 2/15/2008                                                                      5,000         5,179
                                                                                                         -------------

TOTAL OTHER AGENCIES
(Identified Cost $200,074)                                                                                    195,467
                                                                                                         -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $18,936,487)                                                                              18,844,991
                                                                                                         -------------

SHORT-TERM INVESTMENTS - 10.13%
Dreyfus Treasury Cash Management - Institutional Shares                                      12,409,328    12,409,328
Fannie Mae Discount Note, 8/11/2005                                                   $       1,350,000     1,348,849
Fannie Mae Discount Note, 9/6/2005                                                            8,000,000     7,973,920
Federal Home Loan Bank Discount Note, 8/5/2005                                               14,000,000    13,995,224
Federal Home Loan Bank Discount Note, 9/20/2005                                                 435,000       432,970
                                                                                                         -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $36,160,358)                                                                              36,160,291
                                                                                                         -------------

TOTAL INVESTMENTS - 101.45%
(Identified Cost $326,625,650)                                                                            362,084,095

LIABILITIES, LESS OTHER ASSETS - (1.45%)                                                                   (5,165,101)
                                                                                                         -------------

NET ASSETS - 100%                                                                                        $356,918,994
                                                                                                         =============




*Non-income  producing  security
1Affiliate of Custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
3The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of July 31, 2005. 4Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $408,000, or 0.11%, of the Series' net assets as of July 31, 2005.
5Security purchased on a forward commitment or when-issued basis. TBA - to be announced.
ADR  -  American  Depository  Receipt


FEDERAL TAX INFORMATION:

On July 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $326,666,021

Unrealized appreciation               $ 38,292,595
Unrealized depreciation                 (2,874,521)
                                      -------------

Net unrealized appreciation           $ 35,418,074
                                      =============




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.




INVESTMENT PORTFOLIO - JULY 31, 2005 (UNAUDITED)

                                                               SHARES/
PRO-BLENDR MAXIMUM TERM SERIES                            PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------  -----------------  ------------

COMMON STOCKS - 80.19%
CONSUMER DISCRETIONARY - 11.76%
AUTO COMPONENTS - 0.03%
Azure Dynamics Corp.* (Canada)                                       56,675  $     45,855
                                                                             ------------

AUTOMOBILES - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany)                           1,175        55,152
                                                                             ------------

DIVERSIFIED CONSUMER SERVICES - 1.40%
Career Education Corp.*                                              61,400     2,381,706
Corinthian Colleges, Inc.                                             6,450        88,558
                                                                             ------------
                                                                                2,470,264
                                                                             ------------

HOTELS, RESTAURANTS & LEISURE - 2.22%
Carnival Corp.                                                       36,200     1,896,880
Club Mediterranee S.A.* (France)                                      3,725       177,871
International Game Technology                                        66,025     1,806,444
Mikohn Gaming Corp.*                                                  2,450        34,300
                                                                             ------------
                                                                                3,915,495
                                                                             ------------

HOUSEHOLD DURABLES - 0.20%
Corporacion GEO S.A. de C.V. - Series B* (Mexico)                    22,025        60,983
Interface, Inc. - Class A*                                           10,575       107,971
Sony Corp. - ADR (Japan)                                              5,475       177,992
                                                                             ------------
                                                                                  346,946
                                                                             ------------

INTERNET & CATALOG RETAIL - 0.09%
IAC/InterActiveCorp*                                                  6,000       160,200
                                                                             ------------

LEISURE EQUIPMENT & PRODUCTS - 0.08%
Hasbro, Inc.                                                          2,275        49,913
K2, Inc.*                                                             1,475        19,618
Sega Sammy Holdings, Inc. (Japan)                                     1,200        74,199
                                                                             ------------
                                                                                  143,730
                                                                             ------------

MEDIA - 5.98%
Acme Communications, Inc.*                                           12,250        52,063
Belo Corp. - Class A                                                  2,600        62,088
The E.W. Scripps Co. - Class A                                       34,900     1,763,497
Gannett Co., Inc.                                                    26,150     1,907,904
Harris Interactive, Inc.*                                            45,225       182,257
Impresa S.A. (SGPS)* (Portugal)                                       9,075        58,871
The McGraw-Hill Companies, Inc.                                         850        39,108
Media Capital S.A. (SGPS)* (Portugal)                                 9,625        77,728
News Corp. - Class A                                                  5,400        88,452
Pearson plc (United Kingdom)                                        151,775     1,817,457
PT Multimedia S.A. (SGPS) (Portugal)                                  4,100        41,413
Reed Elsevier plc - ADR (United Kingdom)                              3,550       130,995
Time Warner, Inc.*                                                  239,675     4,079,268
VNU N.V. (Netherlands)                                                5,997       172,049
Wolters Kluwer N.V. (Netherlands)                                     4,150        80,715
                                                                             ------------
                                                                               10,553,865
                                                                             ------------

MULTILINE RETAIL - 0.02%
Don Quijote Co. Ltd. (Japan)                                            600        34,217
                                                                             ------------

SPECIALTY RETAIL - 1.67%
Build-A-Bear-Workshop, Inc.*                                          2,575        61,800
Douglas Holding AG (Germany)                                          5,475       210,848
Kingfisher plc (United Kingdom)                                      22,900       103,789
KOMERI Co. Ltd. (Japan)                                               1,100        33,078
Office Depot, Inc.*                                                  89,550     2,541,429
                                                                             ------------
                                                                                2,950,944
                                                                             ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)                        850        70,653
                                                                             ------------

TOTAL CONSUMER DISCRETIONARY                                                   20,747,321
                                                                             ------------

CONSUMER STAPLES - 11.10%
BEVERAGES - 1.02%
The Coca-Cola Co.                                                    38,900     1,702,264
Diageo plc (United Kingdom)                                           2,275        31,443
Grupo Modelo S.A. de C.V. - Series C (Mexico)                        10,800        35,633
Scottish & Newcastle plc (United Kingdom)                             4,075        32,836
                                                                             ------------
                                                                                1,802,176
                                                                             ------------

FOOD & STAPLES RETAILING - 2.06%
Carrefour S.A. (France)                                              38,900     1,836,748
Metro AG (Germany)                                                    1,275        64,191
Pathmark Stores, Inc.*                                                9,575       106,665
Tesco plc (United Kingdom)                                            6,600        37,776
Wal-Mart Stores, Inc.                                                32,225     1,590,304
                                                                             ------------
                                                                                3,635,684
                                                                             ------------

FOOD PRODUCTS - 5.85%
Cadbury Schweppes plc (United Kingdom)                               14,250       137,313
Chiquita Brands International, Inc.                                   1,050        31,689
Groupe Danone (France)                                                  400        39,578
The Hain Celestial Group, Inc.*                                       2,100        41,643
Lancaster Colony Corp.                                                  375        16,586
Nestle S.A. (Switzerland)                                            19,700     5,405,534
Ralcorp Holdings, Inc.                                                  575        24,725
Suedzucker AG (Germany)                                               1,475        30,942
Unilever plc - ADR (United Kingdom)                                 117,382     4,581,419
                                                                             ------------
                                                                               10,309,429
                                                                             ------------

HOUSEHOLD PRODUCTS - 0.23%
Henkel KGaA (Germany)                                                   725        68,061
Kao Corp. (Japan)                                                     2,000        45,730
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)                 13,925       251,774
Reckitt Benckiser plc (United Kingdom)                                1,175        35,331
                                                                             ------------
                                                                                  400,896
                                                                             ------------

PERSONAL PRODUCTS - 1.94%
Clarins S.A. (France)                                                 3,232       208,295
The Estee Lauder Companies, Inc. - Class A                           79,675     3,118,479
Shiseido Co. Ltd. (Japan)                                             7,000        95,409
                                                                             ------------
                                                                                3,422,183
                                                                             ------------

TOTAL CONSUMER STAPLES                                                         19,570,368
                                                                             ------------

ENERGY - 7.01%
ENERGY EQUIPMENT & SERVICES - 5.21%
Abbot Group plc (United Kingdom)                                     33,125       149,694
Atwood Oceanics, Inc.*                                                  800        54,536
Baker Hughes, Inc.                                                   17,100       966,834
Compagnie Generale de Geophysique S.A. (CGG)* (France)                  775        73,299
Cooper Cameron Corp.*                                                17,225     1,222,630
Helmerich & Payne, Inc.                                               2,750       157,080
National-Oilwell Varco, Inc.*                                        27,961     1,463,758
Pride International, Inc.*                                            8,625       224,422
Schlumberger Ltd.                                                    33,850     2,834,599
Smedvig ASA - Class A (Norway)                                        5,500       134,330
Transocean, Inc.*                                                    16,650       939,560
Weatherford International Ltd.*                                      15,225       963,438
                                                                             ------------
                                                                                9,184,180
                                                                             ------------

OIL, GAS & CONSUMABLE FUELS - 1.80%
Amerada Hess Corp.                                                   21,550     2,539,883
BP plc (United Kingdom)                                               3,450        38,188
Eni S.p.A. (Italy)                                                    7,075       201,003
Forest Oil Corp.*                                                     3,600       161,136
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)                   2,625       120,015
Royal Dutch Shell plc - Class B (United Kingdom)                      1,264        40,140
Total S.A. (France)                                                     300        75,300
                                                                             ------------
                                                                                3,175,665
                                                                             ------------

TOTAL ENERGY                                                                   12,359,845
                                                                             ------------

FINANCIALS - 8.04%
CAPITAL MARKETS - 3.52%
The Bank of New York Co., Inc.                                      108,250     3,331,935
The Charles Schwab Corp.                                              3,425        46,923
Deutsche Bank AG (Germany)                                            2,125       184,362
Franklin Resources, Inc.                                                475        38,389
Janus Capital Group, Inc.                                             3,775        56,701
Mellon Financial Corp.1                                                 650        19,799
Merrill Lynch & Co., Inc.                                             1,025        60,250
Piper Jaffray Companies, Inc.*                                          625        21,506
SEI Investments Co.                                                  61,175     2,365,025
State Street Corp.                                                      775        38,549
T. Rowe Price Group, Inc.                                               600        39,810
                                                                             ------------
                                                                                6,203,249
                                                                             ------------

COMMERCIAL BANKS - 4.00%
Banca Intesa S.p.A. (Italy)                                          13,450        65,399
Banco BPI S.A. (Portugal)                                            10,125        40,515
Banco Espirito Santo S.A. (BES) (Portugal)                            1,775        27,334
Bank of America Corp.*                                                1,675        73,030
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)             5,700       149,567
BNP Paribas S.A. (France)                                               650        47,014
Commerzbank AG (Germany)                                              5,825       130,245
KeyCorp.                                                              1,125        38,520
M&T Bank Corp.                                                          350        37,978
Marshall & Ilsley Corp.                                               1,275        58,548
Metropolitan Bank & Trust Co. (Philippines)                          57,125        28,512
North Fork Bancorp., Inc.                                             1,975        54,095
PNC Financial Services Group, Inc.                                   38,100     2,088,642
Societe Generale (France)                                               300        32,830
U.S. Bancorp                                                         63,400     1,905,804
UniCredito Italiano S.p.A. (Italy)                                   12,925        68,488
Wachovia Corp.                                                       42,350     2,133,593
Wells Fargo & Co.                                                       300        18,402
Zions Bancorp.                                                          775        55,397
                                                                             ------------
                                                                                7,053,913
                                                                             ------------

CONSUMER FINANCE - 0.06%
Capital One Financial Corp.                                             250        20,625
MoneyGram International, Inc.                                         2,275        47,866
Takefuji Corp. (Japan)                                                  450        29,146
                                                                             ------------
                                                                                   97,637
                                                                             ------------

DIVERSIFIED FINANCIAL SERVICES - 0.15%
Citigroup, Inc.                                                       2,025        88,087
ING Groep N.V. (Netherlands)                                          2,575        77,996
JPMorgan Chase & Co.                                                  1,625        57,103
Moody's Corp.                                                           425        20,107
Principal Financial Group, Inc.                                         450        19,778
                                                                             ------------
                                                                                  263,071
                                                                             ------------

INSURANCE - 0.28%
Allianz AG (Germany)                                                    575        73,034
Ambac Financial Group, Inc.                                             275        19,756
American International Group, Inc.*                                   1,600        96,320
Assicurazioni Generali S.p.A. (Italy)                                 2,275        74,426
Axa (France)                                                          3,575        97,709
Marsh & McLennan Companies, Inc.                                        700        20,279
MBIA, Inc.                                                              650        39,481
Muenchener Rueckver AG (Germany)                                        550        63,957
Torchmark Corp.                                                         350        18,295
                                                                             ------------
                                                                                  503,257
                                                                             ------------

THRIFTS & MORTGAGE FINANCE - 0.03%
Flagstar Bancorp, Inc.                                                1,900        35,017
New York Community Bancorp., Inc.                                     1,025        18,819
                                                                             ------------
                                                                                   53,836
                                                                             ------------

TOTAL FINANCIALS                                                               14,174,963
                                                                             ------------

HEALTH CARE - 13.57%
BIOTECHNOLOGY - 0.47%
BioMarin Pharmaceutical, Inc.*                                       21,000       178,500
Caliper Life Sciences, Inc.*                                         17,700       124,077
Diversa Corp.*                                                       20,800       109,824
Millennium Pharmaceuticals, Inc.*                                    27,325       282,267
Neurocrine Biosciences, Inc.*                                         1,600        79,328
Xenogen Corp.*                                                       18,375        57,514
                                                                             ------------
                                                                                  831,510
                                                                             ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.53%
Advanced Neuromodulation Systems, Inc.*                               5,450       272,718
DENTSPLY International, Inc.                                          3,350       186,763
PerkinElmer, Inc.                                                    94,725     1,987,331
Thermo Electron Corp.*                                                3,675       109,736
Zoll Medical Corp.*                                                   5,225       141,911
                                                                             ------------
                                                                                2,698,459
                                                                             ------------

HEALTH CARE PROVIDERS & SERVICES - 4.64%
Allscripts Healthcare Solutions, Inc.*                                4,075        69,153
American Healthways, Inc.*                                            1,550        69,083
AmerisourceBergen Corp.                                               2,025       145,375
AMICAS, Inc.*                                                        52,525       268,928
AMN Healthcare Services, Inc.*                                       16,000       270,560
Cardinal Health, Inc.                                                 2,350       140,013
Cross Country Healthcare, Inc.*                                      11,950       235,893
Eclipsys Corp.*                                                      10,925       185,397
Express Scripts, Inc.*                                                2,750       143,825
HCA, Inc.                                                             2,200       108,350
IDX Systems Corp.*                                                    6,900       220,800
McKesson Corp.                                                        2,950       132,750
Medical Staffing Network Holdings, Inc.*                              4,525        25,747
Omnicell, Inc.*                                                      22,125       186,514
Triad Hospitals, Inc.*                                                3,125       155,219
WebMD Corp.*                                                        549,475     5,829,930
                                                                             ------------
                                                                                8,187,537
                                                                             ------------

PHARMACEUTICALS - 6.93%
AstraZeneca plc (United Kingdom)                                        675        30,361
AstraZeneca plc - ADR (United Kingdom)                                2,450       111,328
Bristol-Myers Squibb Co.                                              4,925       123,026
GlaxoSmithKline plc (United Kingdom)                                 13,950       328,942
GlaxoSmithKline plc - ADR (United Kingdom)                           58,200     2,761,008
Merck & Co., Inc.                                                     3,800       118,028
Novartis AG - ADR (Switzerland)                                      85,475     4,163,487
Pfizer, Inc.                                                         64,525     1,709,913
Roche Holding AG - ADR (Switzerland)                                  1,150        78,388
Sanofi-Aventis (France)                                                 562        48,622
Sanofi-Aventis - ADR (France)                                         3,250       140,725
Schering AG (Germany)                                                 5,525       348,034
Schering-Plough Corp.                                                90,550     1,885,251
Shire Pharmaceuticals Group plc (United Kingdom)                      3,500        40,404
Takeda Pharmaceutical Co. Ltd. (Japan)                                  800        40,925
Valeant Pharmaceuticals International                                 7,775       153,401
Wyeth                                                                 2,950       134,962
                                                                             ------------
                                                                               12,216,805
                                                                             ------------

TOTAL HEALTH CARE                                                              23,934,311
                                                                             ------------

INDUSTRIALS - 8.76%
AEROSPACE & DEFENSE - 1.08%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)      59,100     1,911,294
                                                                             ------------

AIR FREIGHT & LOGISTICS - 1.04%
United Parcel Service, Inc. - Class B                                25,075     1,829,723
                                                                             ------------

AIRLINES - 1.14%
AirTran Holdings, Inc.*                                               7,650        87,516
Continental Airlines, Inc. - Class B*                                 2,500        39,525
Deutsche Lufthansa AG* (Germany)                                      5,200        65,260
JetBlue Airways Corp.*                                                1,850        38,850
Southwest Airlines Co.                                              125,750     1,784,392
                                                                             ------------
                                                                                2,015,543
                                                                             ------------

BUILDING PRODUCTS - 0.03%
Trex Co., Inc.*                                                       2,050        60,270
                                                                             ------------

COMMERCIAL SERVICES & SUPPLIES - 1.49%
Aggreko plc (United Kingdom)                                         10,225        37,128
BWT AG (Austria)                                                      1,925        78,662
ChoicePoint, Inc.*                                                      950        41,420
The Dun & Bradstreet Corp.*                                          29,650     1,877,735
Herman Miller, Inc.                                                   1,575        50,290
Quebecor World, Inc. (Canada)                                         4,125        78,375
Tomra Systems ASA (Norway)                                           83,850       454,808
                                                                             ------------
                                                                                2,618,418
                                                                             ------------

CONSTRUCTION & ENGINEERING - 0.21%
Hochtief AG (Germany)                                                 1,200        45,646
Infrasource Services, Inc.*                                           2,925        39,195
Insituform Technologies, Inc. - Class A*                              3,100        59,675
Koninklijke Boskalis Westminster N.V. (Netherlands)                   5,468       218,800
                                                                             ------------
                                                                                  363,316
                                                                             ------------

ELECTRICAL EQUIPMENT - 0.87%
Gamesa Corporacion Tecnologica S.A. (Spain)                         107,750     1,418,898
Global Power Equipment Group, Inc.*                                   5,050        47,824
Plug Power, Inc.*                                                     8,200        58,630
                                                                             ------------
                                                                                1,525,352
                                                                             ------------

INDUSTRIAL CONGLOMERATES - 0.12%
Siemens AG (Germany)                                                  2,200       169,528
Sonae S.A. (SGPS) (Portugal)                                         33,275        47,207
                                                                             ------------
                                                                                  216,735
                                                                             ------------

MACHINERY - 1.37%
AGCO Corp.*                                                          94,525     1,955,722
Albany International Corp. - Class A                                  1,425        49,932
FANUC Ltd. (Japan)                                                      500        35,587
Gardner Denver, Inc.*                                                 1,350        55,485
The Greenbrier Companies, Inc.                                        1,675        48,407
Lindsay Manufacturing Co.                                             1,900        46,683
MAN AG (Germany)                                                      2,350       109,564
Wabtec Corp.                                                          4,775       116,653
                                                                             ------------
                                                                                2,418,033
                                                                             ------------

ROAD & RAIL - 1.41%
CSX Corp.                                                            54,550     2,484,207
                                                                             ------------

TOTAL INDUSTRIALS                                                              15,442,891
                                                                             ------------

INFORMATION TECHNOLOGY - 9.85%
COMMUNICATIONS EQUIPMENT - 3.56%
Avaya, Inc.*                                                        254,950     2,633,634
Cisco Systems, Inc.*                                                155,975     2,986,921
Nokia Oyj - ADR (Finland)                                            20,850       332,558
Polycom, Inc.*                                                       13,125       217,481
Research In Motion Ltd. (RIM)* (Canada)                               1,525       107,756
                                                                             ------------
                                                                                6,278,350
                                                                             ------------

COMPUTERS & PERIPHERALS - 0.30%
EMC Corp.*                                                           11,975       163,938
International Business Machines (IBM) Corp.                           1,850       154,401
Logitech International S.A. - ADR* (Switzerland)                      5,300       206,488
                                                                             ------------
                                                                                  524,827
                                                                             ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.12%
DTS, Inc.*                                                            9,575       180,776
KEYENCE Corp. (Japan)                                                   200        48,007
Mettler-Toledo International, Inc.* (Switzerland)                     1,575        82,688
Solectron Corp.*                                                    434,200     1,667,328
                                                                             ------------
                                                                                1,978,799
                                                                             ------------

INTERNET SOFTWARE & SERVICES - 0.11%
Corillian Corp.*                                                     20,150        66,294
Online Resources Corp.*                                              12,900       131,322
                                                                             ------------
                                                                                  197,616
                                                                             ------------

IT SERVICES - 1.38%
The BISYS Group, Inc.*2                                               5,025        79,043
CheckFree Corp.*                                                        600        20,316
First Data Corp.                                                     55,675     2,290,469
Fiserv, Inc.*                                                           875        38,824
                                                                             ------------
                                                                                2,428,652
                                                                             ------------

OFFICE ELECTRONICS - 0.02%
Canon, Inc. (Japan)                                                     600        29,680
                                                                             ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.65%
ATI Technologies, Inc.* (Canada)                                      6,025        75,855
Cabot Microelectronics Corp.*                                         6,125       184,179
Cymer, Inc.*                                                          6,025       209,067
Exar Corp.*                                                           9,475       150,889
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)           32,168       276,323
Zoran Corp.*                                                         17,500       252,000
                                                                             ------------
                                                                                1,148,313
                                                                             ------------

SOFTWARE - 2.71%
Amdocs Ltd.* (Guernsey)                                              13,225       392,650
Blackbaud, Inc.                                                      17,409       248,949
F-Secure Oyj* (Finland)                                              19,725        43,530
Opsware, Inc.*                                                       11,000        61,600
PalmSource, Inc.*                                                    18,000       140,400
SAP AG (Germany)                                                        850       145,841
SAP AG - ADR (Germany)                                                2,325        99,557
Symantec Corp.*                                                     105,675     2,321,680
Synopsys, Inc.*                                                      52,350       968,998
Take-Two Interactive Software, Inc.*                                  3,087        75,971
THQ, Inc.*                                                            1,025        35,855
Verity, Inc.*                                                        25,300       254,771
                                                                             ------------
                                                                                4,789,802
                                                                             ------------

TOTAL INFORMATION TECHNOLOGY                                                   17,376,039
                                                                             ------------

MATERIALS - 5.10%
CHEMICALS - 3.80%
Air Liquide S.A. (France)                                               330        58,621
Bayer AG (Germany)                                                    3,100       110,814
Degussa AG (Germany)                                                    725        29,714
Engelhard Corp.                                                      99,875     2,865,414
Lanxess* (Germany)                                                    1,497        43,293
Lonza Group AG (Switzerland)                                         37,225     2,055,856
Minerals Technologies, Inc.                                          24,750     1,540,440
                                                                             ------------
                                                                                6,704,152
                                                                             ------------

PAPER & FOREST PRODUCTS - 1.30%
Aracruz Celulose S.A. - ADR (Brazil)                                 55,600     2,068,876
Sappi Ltd. - ADR (South Africa)                                      21,000       221,550
                                                                             ------------
                                                                                2,290,426
                                                                             ------------

TOTAL MATERIALS                                                                 8,994,578
                                                                             ------------

TELECOMMUNICATION SERVICES - 2.71%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.14%
Deutsche Telekom AG (Germany)                                         5,575       110,527
Telecom Italia S.p.A. (Italy)                                        31,550       103,196
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico)              1,700        32,759
                                                                             ------------
                                                                                  246,482
                                                                             ------------

WIRELESS TELECOMMUNICATION SERVICES - 2.57%
Maxis Communications Berhad (Malaysia)                               14,000        37,333
Vodafone Group plc - ADR (United Kingdom)                           174,425     4,505,398
                                                                             ------------
                                                                                4,542,731
                                                                             ------------

TOTAL TELECOMMUNICATION SERVICES                                                4,789,213
                                                                             ------------

UTILITIES - 2.29%
ELECTRIC UTILITIES - 2.21%
Allegheny Energy, Inc.*                                             128,500     3,662,250
E.ON AG (Germany)                                                     2,075       191,976
Westar Energy, Inc.                                                   1,825        44,402
                                                                             ------------
                                                                                3,898,628
                                                                             ------------

MULTI-UTILITIES - 0.08%
Aquila, Inc.*                                                        22,325        83,049
National Grid plc (United Kingdom)                                    3,850        35,474
Suez S.A. (France)                                                    1,125        30,898
                                                                             ------------
                                                                                  149,421
                                                                             ------------

TOTAL UTILITIES                                                                 4,048,049
                                                                             ------------

TOTAL COMMON STOCKS
(Identified Cost $123,613,747)                                                141,437,578
                                                                             ------------

U.S. TREASURY BONDS - 6.37%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $9,974,058)                              $       9,885,000    11,234,144
                                                                             ------------

SHORT-TERM INVESTMENTS - 8.99%
Dreyfus Treasury Cash Management - Institutional Shares           3,882,749     3,882,749
Fannie Mae Discount Note, 8/5/2005                        $       5,000,000     4,998,283
Fannie Mae Discount Note, 9/6/2005                                4,000,000     3,986,960
Federal Home Loan Bank Discount Note, 8/5/2005                    3,000,000     2,998,977
                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $15,866,969)                                                  15,866,969
                                                                             ------------

TOTAL INVESTMENTS - 95.55%
(Identified Cost $149,454,774)                                                168,538,691

OTHER ASSETS, LESS LIABILITIES - 4.45%                                          7,840,162
                                                                             ------------

NET ASSETS - 100%                                                            $176,378,853
                                                                             ============




*Non-income  producing  security
1Affiliate of Custodian.
2A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent. An employee of the company serves as an officer of the Fund.
ADR  -  American  Depository  Receipt


FEDERAL TAX INFORMATION:

On July 31, 2005, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $149,767,148

Unrealized appreciation               $ 19,735,985
Unrealized depreciation                   (964,442)
                                      -------------

Net unrealized appreciation           $ 18,771,543
                                      =============




The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

ITEM 2:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.



ITEM 3:  EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
September 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
September 26, 2005

/s/ Christine Glavin

Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc. September 26, 2005